As filed with the Securities and Exchange Commission on February 28, 2003
                           Registration No. 33-53598


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 13


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 12


                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.

                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                                 R. Alan Medaugh
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022

                                   Copies to:

                               Edward J. Veilleux
                           EJV Financial Services LLC
                               5 Brook Farm Court
                              Hunt Valley, MD 21030


--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X]     immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]     on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: North American Government Bond Fund.

ISI NORTH AMERICAN GOVERNMENT BOND FUND SHARES
535 Madison Avenue, 30th Floor
New York, New York 10022
For information call (800) 955-7175

     This mutual fund (the "Fund") is designed to provide a high level of current income, consistent with prudent investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico. (See the sections entitled "Investment Summary" and "Investment Objective" for additional explanation).


     The Fund offers shares through securities dealers and financial institutions that act as shareholder servicing agents. You may also buy the Fund's shares ("Shares") through the Fund's Transfer Agent. (See the section entitled "How to Buy Shares.")



                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Summary .........................................................  1

Fees and Expenses of the Fund ..............................................  3

Investment Program .........................................................  3

The Fund's Net Asset Value .................................................  4

How to Buy Shares ..........................................................  5

How to Redeem Shares .......................................................  5

Telephone Transactions .....................................................  6

Sales Charges ..............................................................  6

Dividends and Taxes ........................................................  7

Investment Advisor .........................................................  8

Other Service Providers.....................................................  8

Financial Highlights .......................................................  9

Application................................................................ A-1



   THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER APPROVED NOR DISAPPROVED
    THESE SECURITIES NOR HAS IT PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  The date of this Prospectus is March 1, 2003.

INVESTMENT SUMMARY

OBJECTIVE AND STRATEGIES


     The Fund is designed to provide a high level of current income, consistent with prudent investment risk. Under normal circumstances, the Fund will invest at least 80% of its net assets in a portfolio of bonds issued or guaranteed by the governments of the U.S., Canada and Mexico. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowing for investment purposes.

     The Fund's investment advisor (the "Advisor") actively allocates investments among the U.S., Canada and Mexico. The Advisor will base this allocation on its analyses of market conditions, relative yields, and changes in economic and political conditions in the respective countries. In addition, the Advisor will consider its own expectations regarding interest rate changes and changes in exchange rates among U.S., Canadian and Mexican currencies.


     The Advisor will select bonds of varying maturities depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. It is expected that the Fund will have an average maturity of approximately ten years during periods of stable interest rates, but the Advisor may shorten or lengthen the Fund's average maturity based on its forecasts for interest rates.

     The Fund will invest primarily in investment grade bonds. The Fund also may invest some of its assets in high quality bonds issued by U.S. corporations or international organizations such as the World Bank and the Asian Development Bank.

RISK PROFILE

     The Fund may be suited for you if you are willing to accept the increased risks of investing in Mexican and Canadian government securities, in addition to the risks of investing in U.S. government securities, in the hope of achieving a high level of current income and diversifying your investment portfolio.

     The value of your investment in the Fund will vary from day-to-day based on changes in the prices of the securities the Fund holds. These prices will, in turn, change in response to economic and market factors and especially interest rates.


     INTEREST RATE RISK. The value of the Shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates.

     MATURITY AND CREDIT RISK. The magnitude of increases and decreases in the value of the Shares in response to changes in interest rates will generally be larger if the Fund holds securities with longer maturities or if the Fund holds lower quality securities.


     POLITICAL RISK. Investing in foreign countries may entail different risks than investing in the United States. The prices of foreign securities may be affected by news or events unique to a country or region.

     FOREIGN CURRENCY RISK. Since some of the Fund's investments are denominated in foreign currencies, any change in the value of those currencies in relation to the U.S. dollar will result in a corresponding increase or decrease in the value of the Fund's investments.


     STYLE AND NON-DIVERSIFICATION RISK. There can be no assurances that the Advisor's economic analyses will accurately predict interest rate or currency changes or that portfolio strategies based on such analyses will be effective. In addition, the Fund may invest in securities of a relatively limited number of issuers. As a result, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund were diversified.


     If you invest in the Fund, you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

         The following bar chart and table show the performance of the Fund both year by year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The bar chart and table provide an historical record and do not necessarily indicate how the Fund will perform in the future.

                         For years ended December 31, *

[EDGAR REPRESENTATION OF BAR CHART:
1994-   -12.66%
1995-    15.64%
1996-     6.18%
1997-    11.99%
1998-     8.44%
1999-    -1.62%
2000-    14.08%
2001-     6.86%
2002-     8.87%]

---------------------

* The bar chart does not reflect sales charges or the effect at taxes on distributions. If it did, returns would be less than those shown.


     During the 9-year period shown in the bar chart, the highest return for a quarter was 9.15% (quarter ended 6/30/95) and the lowest return for a quarter was -8.60% (quarter ended 12/31/94).

     The following table compares the Fund's average annual total return before taxes, average annual total return after taxes on distributions, and average annual total return after taxes on distributions and sale of Fund shares for the periods ended December 31, 2002 to the Lehman Brothers Intermediate Treasury Index. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2002)
                                                                   SINCE
                                       1 YEAR       5 YEARS     INCEPTION(1)
                                       ------       -------     ------------
RETURN BEFORE TAXES(2)                  5.54%         6.55%       6.24%
RETURN AFTER TAXES ON
  DISTRIBUTIONS(2),(3)                  3.05%         3.55%       3.71%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND
  SALE OF FUND SHARES(2),(4)            3.38%         3.90%       4.05%
-----------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE
  TREASURY INDEX(5)                     9.28%         7.29%       6.69%(6)

---------------------
1)   The Shares' inception date is 1/15/93.
2) These figures assume the reinvestment of dividends and capital gain distributions and include the impact of the maximum sales charges.
3) The Return After Taxes on Distributions assumes that the investor held Shares throughout the period and was taxed on distributions during the period.
4) The Return After Taxes on Distributions and Sale of Fund Shares assumes that the investor sold the Shares at the end of the period and was taxed on both the distributions paid during the period and the capital gains realized from the sale of the Shares.
5) The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of U.S. Treasury securities in the intermediate-term Treasury sector. The index does not factor in the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results. The average annual total returns for this index do not reflect deductions for fees, expenses or taxes.
6)   For the period 1/31/93 through 12/31/02.

     After-tax returns are calculated using the highest historic individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold Shares.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                          None
Maximum Deferred Sales Charge (Load)                                                                 None
Redemption Fee                                                                                       None
Exchange Fee                                                                                         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):*
Management Fees                                                                                      0.40%
Distribution and/or Service (12b-1) Fees                                                             0.40%
     Asset Based Sales Charge                                                                0.15%
     Service Fee                                                                             0.25%
Other Expenses                                                                                       0.21%
Total Annual Fund Operating Expenses                                                                 1.01%


------------------------
* The Advisor has contractually agreed to limit its fees to the extent necessary so that the Fund's Total Annual Operating Expenses do not exceed 1.25% of the Fund's average daily net assets. This agreement will continue until at least February 29, 2004 and may be extended.


EXAMPLE:


     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
    ------        -------         -------           --------
     $400           $612           $841             $1,499

     Federal regulations require that the Example reflect the maximum sales charge. However, you may qualify for reduced sales charges or no sales charge at all. (See the section entitled "Sales Charges.") If you hold Shares for a long time, the combination of the initial sales charge you paid and the recurring 12b-1 fees may exceed the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc.



INVESTMENT PROGRAM

INVESTMENT OBJECTIVE, POLICIES AND RISK
CONSIDERATIONS


      The Fund is designed to provide a high level of current income, consistent with prudent investment risk. Under normal circumstances, the Fund seeks to achieve this goal by investing at least 80% of its net assets, at the time a security is purchased, in a portfolio of bonds issued or guaranteed by the governments of the U.S., Canada and Mexico. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowing for investment purposes. The Fund also may invest some of its assets in high quality bonds issued by U.S. corporations or international organizations such as the World Bank and the Asian Development Bank.

      The Advisor is responsible for managing the Fund's investments. (See the section entitled "Investment Advisor.") The Fund's Advisor actively allocates investments among the U.S., Canada and Mexico. The Advisor's allocation is based on its analyses of market conditions, relative yields, and changes in economic and political conditions in the respective countries. In addition, the Advisor considers its own forecasts regarding interest rate changes and changes in the exchange rates among U.S., Canadian and Mexican currencies.

      The Fund may invest up to 33% of its total assets in Canadian securities and up to 33% of its total assets in Mexican securities. Of these amounts, the Fund may invest up to 25% of its total assets in government securities of each country. It is possible that from time to time, none of the Fund's assets will be invested in either Canada or Mexico.


      The Fund may invest up to 10% of its total assets in high quality bonds issued by U.S. corporations. The Fund may also invest up to 10% of its total assets in a combination of high quality bonds issued by international organizations (such as the World Bank and

Asian Development Bank) or bonds issued by agencies or instrumentalities of the U.S. Government ("Agency securities").

     Under normal circumstances, the Fund will invest primarily in investment grade bonds.

     The Advisor will select bonds of varying maturities depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. It is expected that during periods of stable interest rates, the Fund's portfolio will have an average maturity of ten years. The Advisor may shorten the Fund's average maturity to less than ten years when it believes that interest rates are increasing. During periods of declining interest rates, it is expected that the Fund's portfolio will have an average maturity of over ten years.

     AN INVESTMENT IN THE FUND INVOLVES RISK. The primary risk is interest rate risk. The value of the Fund's shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these increases and decreases will generally be larger if the Fund holds securities with longer maturities or if the Fund holds lower quality securities.


     Investing in Canadian and Mexican government securities may have different risks than investing in U.S. government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the U.S. economy or the prices of U.S. government securities in the same manner. Investments in bonds issued by international organizations and in Agency securities also pose additional, different risks than investing in U.S. government securities. The value of bonds issued by international organizations may be affected by adverse international political and economic developments that may not impact the value of U.S. government securities. Unlike U.S. government securities, Agency securities are not backed by the full faith and credit of the U.S. Government and are subject to greater credit risk.


     Some of the Fund's investments may be denominated in Canadian dollars, Mexican pesos or other currencies. As a result, the Fund may be affected by changes in the value of these currencies relative to the U.S. dollar.


     There can be no assurances that the Advisor's economic analyses will accurately predict interest rate or currency changes or that portfolio strategies based on such analyses will be effective. In addition, the Fund is non-diversified. This means that it may invest in securities of a relatively limited number of issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the Fund was diversified. There can be no guarantee that the Fund will achieve its goals.



     To reduce the Fund's risk under adverse market conditions, the Advisor may, for temporary defensive purposes, invest up to 100% of the Fund's assets in repurchase agreements with respect to U.S., Canadian and Mexican government securities and high quality commercial paper. While engaged in a temporary defensive strategy, the Fund may not achieve its investment objective. The Advisor would follow such a strategy only if it believed that the risk of loss in pursuing the Fund's primary investment strategies outweighed the opportunity for gain.

THE FUND'S NET ASSET VALUE

     The price you pay when you buy Shares or receive when you redeem Shares is based on the Fund's net asset value per share. When you buy Shares, the price you pay may be increased by a sales charge. See the section entitled "Sales Charges" for details on how and when this charge may or may not be imposed.


     The net asset value per share of the Fund is determined at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business. While regular trading ordinarily closes at 4:00 p.m. (Eastern
Time), it could be earlier, particularly on the day before a holiday. Contact the Fund's Transfer Agent to determine whether the Fund will close early before a particular holiday. The net asset value per share is calculated by subtracting the Fund's liabilities from its assets and dividing the result by the number of the outstanding Shares.

     In valuing its assets, the Fund prices its investments at their market value. When price quotes for particular securities are not readily available or when they may be unreliable, the securities are priced at "fair value" using procedures approved by the Fund's Board of Directors.

     You may buy or redeem Shares on any day the New York Stock Exchange is open for business (a "Business Day"). If your order is received by the Fund or its agents in proper form before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is received after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


     The following sections describe how to buy and redeem Shares.

HOW TO BUY SHARES

     You may buy Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. You may also buy Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.


     The Fund reserves the right to refuse any purchase (including exchange) request, particularly those requests that could adversely affect the Fund or its operations. This includes, but is not limited to, requests from any individual or group who the Fund, in its sole discretion, believes to be involved in excessive trading.


INVESTMENT MINIMUMS

     Your initial investment must be at least $5,000. Subsequent investments must be at least $250. The following are exceptions to these minimums:

o If you are investing in an individual retirement account (IRA) or a qualified retirement plan, your initial investment may be as low as $1,000.


o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250.

o If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. See the section entitled "Automatic Investing Plan" for details.



INVESTING REGULARLY

     You may make regular investments in the Fund through either of the following methods. If you wish to enroll in either of these programs or if you need any additional information, complete the appropriate section of the Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.


     AUTOMATIC INVESTING PLAN. You may elect to make a regular monthly or quarterly investment in Shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in Shares at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.


     DIVIDEND REINVESTMENT PLAN. Unless you elect otherwise, all income and capital gain distributions will be reinvested in additional Shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other funds in the ISI family of funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.

HOW TO REDEEM SHARES


     You may redeem all or part of your investment through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If you have an account with the Fund that is in your name, you may also redeem Shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. Under normal circumstances, the Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. See the section entitled "Telephone Transactions" for more information on this method of redemption.


     Your securities dealer, your servicing agent or the Transfer Agent may require specific documents before they redeem your Shares such as those listed below.

1) A letter of instruction specifying your account number and the number of Shares or dollar amount you wish to redeem. The letter must be signed by all owners of the Shares exactly as their names appear on the account.


2) In certain circumstances a guarantee of your signature is required. You can obtain one from most banks or securities dealers, but not from a notary.


3) Any stock certificates representing the Shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.

4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

OTHER REDEMPTION INFORMATION


    Any dividends payable on Shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your Shares by that time, the dividend will be paid to you in cash, whether or not that is the payment option you have selected. If you recently purchased your Shares by check, redemption proceeds may not be available until your check has cleared.


     SMALL ACCOUNTS If you redeem sufficient Shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining Shares after giving you 60 days' notice.

     REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur when the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


     SYSTEMATIC WITHDRAWAL PLAN If you own Shares having a value of at least $10,000, you may arrange to have some of your Shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.


TELEPHONE TRANSACTIONS


     If your Shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another ISI fund by calling the Transfer Agent on any Business Day between the hours of 8:00 a.m. and 6:00 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.


     The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information when you open your account and before you effect each telephone transaction. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

     During periods of extreme economic or market volatility, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your Shares in certificate form, you may not exchange or redeem them by telephone.

SALES CHARGES


      The price you pay to buy Shares is the offering price, which is calculated by adding any applicable sales charges to the net asset value per share. The amount of any sales charge included in your purchase price is based on the following schedule:

                                        SALES CHARGE AS % OF
                                                       NET
                                        OFFERING      AMOUNT
AMOUNT OF PURCHASE                        PRICE      INVESTED
------------------                        -----     --------
Less than    $  100,000                   3.00%       3.09%
$  100,000 - $  249,999                   2.50%       2.56%
$  250,000 - $  499,999                   2.00%       2.04%
$  500,000 - $  999,999                   1.50%       1.52%
$1,000,000 - $1,999,999                   0.75%       0.76%
$2,000,000 - $2,999,999                   0.50%       0.50%
$3,000,000 - and over                     None         None


     The sales charge you pay on your current purchase of Shares may be reduced under the circumstances listed below. Certain restrictions may apply for Shares purchased through a special offer.

     RIGHTS OF ACCUMULATION. If you are purchasing additional Shares of this Fund or shares of any other mutual fund in the ISI family of funds, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

     LETTER OF INTENT. If you anticipate making additional purchases of Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the Shares you own will be redeemed to pay this difference.

     PURCHASES AT NET ASSET VALUE. You may buy Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Shares made within the last six months, provided that the amount you are reinvesting is at least $5,000.

2) If you are exchanging an investment in another ISI fund for an investment in this Fund (see the section entitled "Purchases by Exchange" for a description of the conditions).

3) If you are a current or retired Director of this or any affiliated Fund, or an employee or a member of the immediate family of an employee of any of the following or their respective affiliates: the Advisor, the Fund's administrator, or a broker-dealer authorized to sell Shares.

4) If you purchase Shares in a fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing Shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy Shares in this manner.

5) If you pay for your purchase with the proceeds from a redemption of shares of any other mutual fund on which you have paid a sales charge, or from a sale of shares of any closed-end fund. In order to qualify for this provision, you must purchase your Shares by February 29, 2004 and provide documentation of your redemption or sale.


PURCHASES BY EXCHANGE


     You may exchange shares of any other fund in the ISI family of funds for an equal dollar amount of Shares without payment of the sales charges described above or any other charge up to four times per calendar year. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within six months of the redemption, provided the amount of the purchase order is at least $5,000. The Fund may modify or terminate these offers of exchange upon 60 days' notice.

     You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your Shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.

REDEMPTION PRICE

     The price you receive when you redeem Shares will be the net asset value per share.

DISTRIBUTION PLAN

     The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay your securities dealer or shareholder servicing agent distribution and other fees for the sale of Fund Shares and for shareholder service. Shares pay an annual distribution fee equal to 0.40% of average daily net assets. Because these fees are paid out of net assets on an on-going basis, they will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges.

DIVIDENDS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of dividends that are declared daily and paid monthly at a rate approved by the Fund's Board of Directors and to distribute taxable net capital gains at least annually.


CERTAIN FEDERAL INCOME TAX CONSEQUENCES

     The following summary is based on current tax laws, which may change.


     The Fund expects that its distributions will primarily consist of ordinary income and capital gains. The Fund will distribute substantially all of its investment income and net realized capital gains at least annually. The dividends and distributions you receive are subject to federal, state and local taxation, depending upon your tax situation, whether or not you reinvest them. Income and short-term capital gain distributions are generally taxable at ordinary income tax rates. Long-term capital gain distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have owned your Shares. Each sale, exchange or redemption of the Fund's shares is generally a taxable event. For tax purposes, an exchange of your Shares for shares of a different ISI fund is the same as a sale.


      More   information   about  taxes  is  in  the   Statement  of  Additional
Information. Please contact your tax advisor regarding your specific questions about federal, state and local income taxes.

INVESTMENT ADVISOR

     International Strategy & Investment Inc. ("ISI" or the "Advisor") is the Fund's investment advisor. ISI is also the investment advisor to ISI Strategy Fund, Inc., Managed Municipal Fund, Inc. and Total Return U.S. Treasury Fund, Inc. These funds, together with the Fund, had approximately $647million in net assets as of December 31, 2002.

     As compensation for its services for the fiscal period ended October 31, 2002, ISI received from the Fund a fee equal to 0.40% of the Fund's average daily net assets.

     ISI has contractually agreed to reduce its annual fee, if necessary, so that the Fund's annual expenses do not exceed 1.25% of its average daily net assets. This agreement will continue until at least February 29, 2004 and may be extended.


PORTFOLIO MANAGERS

     The Fund's  portfolio  managers  are Edward S. Hyman and R. Alan Medaugh of
ISI.


     Mr. Hyman, Chairman of the Fund and ISI, is responsible for developing the forecasts and economic analyses upon which the Fund's selection of investments is based (see the section entitled "Investment Program"). Before joining ISI in 1991, Mr. Hyman was a vice chairman and member of the Board of C.J. Lawrence Inc. and prior to that, an economic consultant at Data Resources. He writes a variety of international and domestic economic research reports that follow trends that may determine the direction of interest rates. These international and domestic reports are sent to ISI's private institutional clients in the United States and overseas. The periodical, "Institutional Investor," which rates analysts and economists on an annual basis, has rated Mr. Hyman as its "first team" economist, which is its highest rating, in each of the last 23 years.


     Mr. Medaugh, President of the Fund and ISI, is responsible for day-to-day portfolio management. Prior to joining ISI in 1991, Mr. Medaugh was Managing Director of C.J. Lawrence Fixed Income Management and, prior to that, Senior Vice President and bond portfolio manager at Fiduciary Trust International. While at Fiduciary Trust International, Mr. Medaugh led its Fixed-Income Department, which managed $5 billion of international fixed-income portfolios for institutional clients. Mr. Medaugh also had prior experience as a bond portfolio manager at both Putnam Management Company and Fidelity Management and Research.

OTHER SERVICE PROVIDERS


     Forum Administrative Services, LLC ("Forum") and its affiliates provide various services to the Fund. As of December 31, 2002, Forum and its affiliates provided services to investment companies and collective investment funds with assets of approximately $116 billion.

     Forum provides administration services to the Fund. Forum supervises day-to-day operations of the Fund, including preparation of registration statements, proxy materials, shareholder reports, compliance with all requirements of securities laws in the states in which the Shares are distributed and oversight of the relationship between the Fund and other service providers. Forum Shareholder Services, LLC is the Fund's transfer and dividend disbursing agent, and Forum Accounting Services, LLC is the Fund's fund accountant.

FINANCIAL HIGHLIGHTS


     The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended March 31, 2002 and the period ended October 31, 2002 has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the October 31, 2002 Annual Report, which is available upon request. For the other periods, the Fund's financial highlights were audited by other auditors.


                                                   APRIL 1,
                                                     2002
                                                   THROUGH
                                                  OCTOBER 31,                 FOR THE YEARS ENDED MARCH 31,
                                                    2002(1)       2002        2001         2000        1999        1998
                                                  ----------      ----        ----         ----        ----        ----
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period                 $7.80       $8.17        $8.07       $8.42        $8.74       $8.29
                                                     -----       -----        -----       -----        -----       -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                 0.18        0.38         0.44        0.49         0.60        0.61

Net realized and unrealized gain (loss)
   on investments and foreign currency                0.41       (0.03)        0.38       (0.12)       (0.09)       0.56
                                                      ----       ------        ----       ------       ------       ----
Total from investment operations                      0.59        0.35         0.82        0.37         0.51        1.17
                                                      ----        ----         ----        ----         ----        ----
LESS DISTRIBUTIONS FROM:

Net investment income and short-term
   capital gains                                     (0.22)      (0.58)       (0.53)      (0.49)       (0.60)      (0.67)

In excess of net investment income                      -          -(3)       (0.01)         -            -        (0.05)

Net realized long-term capital gains                 (0.02)      (0.06)       (0.06)         -         (0.23)         -

Tax return of capital                                (0.12)      (0.08)       (0.12)      (0.23)          -           -
                                                     ------      ------       ------      ------       ------      ------
Total distributions                                  (0.36)      (0.72)       (0.72)      (0.72)       (0.83)      (0.72)
                                                     ------      ------       ------      ------       ------      ------
Net asset value, end of period                       $8.03       $7.80        $8.17       $8.07        $8.42       $8.74
                                                     =====       =====        =====       =====        =====       =====
TOTAL RETURN(2)                                       7.75%(5)    4.38%       10.74%       4.82%        5.96%      14.65%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (000s)                  $257,495    $220,629     $117,445     $61,697      $55,891     $52,018

Ratios to average daily net assets:

Net investment income                                 3.84%(4)    4.60%        5.62%       5.59%        5.79%       7.17%

Expenses after waivers and/or reimbursements          1.01%(4)    1.13%        1.24%       1.25%        1.25%       1.25%

Expenses before waivers and/or reimbursements         1.01%(4)    1.13%        1.24%       1.41%        1.42%       1.28%

Portfolio turnover rate                                 95%(5)     136%          89%         32%         173%        125%


------------------------------------
(1)  The Fund changed its fiscal year end from March 31 to October 31.
(2)  Total return excludes the effect of sales charges.
(3)  Less than $0.01 per share.
(4)  Annualized.
(5)  Not annualized.

                             ISI NORTH AMERICAN GOVERNMENT BOND FUND SHARES
                                       NEW ACCOUNT APPLICATION
---------------------------------------------------------------------------------------------------------------------------------

 Make check payable to "ISI North American Government Bond Fund Shares"  and mail with this Application to:
            ISI MUTUAL FUNDS                  OR FOR OVERNIGHT DELIVERY TO:      ISI MUTUAL FUNDS
            P.O. BOX 446 ATTN: TRANSFER AGENT                                    2 PORTLAND SQUARE ATTN:  TRANSFER AGENT
            PORTLAND, MAINE 04112                                                PORTLAND, MAINE 04101

FOR ASSISTANCE IN COMPLETING THIS FORM, PLEASE CALL THE TRANSFER AGENT AT (800) 882-8585.
TO OPEN AN IRA  ACCOUNT, CALL ISI AT (800) 955-7175  TO REQUEST AN APPLICATION.

 YOUR ACCOUNT REGISTRATION (PLEASE PRINT)                    -----------------------------------------
                                                             Existing Account No., if any
---------------------------------------------                -----------------------------------------
  INDIVIDUAL OR JOINT TENANT                                   GIFTS TO MINORS
---------------------------------------------                -----------------------------------------

---------------------------------------------                -----------------------------------------
 First Name        Initial         Last Name                 Custodian's Name (only one allowed by law)

---------------------------------------------                -----------------------------------------
 Social Security Number            Birth Date                Minor's Name (only one)

---------------------------------------------                -----------------------------------------
 Joint Tenant      Initial         Last Name                 Social Security Number of Minor

---------------------------------------------                -----------------------------------------
 Social Security Number            Birth Date                Minor's Date of Birth (Mo./Day/Yr.)
                                                             under the _______________ Uniform Gifts to Minors Act
                                                                       State of Residence
---------------------------------------------                -----------------------------------------
  CORPORATIONS, TRUSTS, PARTNERSHIPS, ETC.                     MAILING/RESIDENCY ADDRESS
---------------------------------------------                -----------------------------------------

---------------------------------------------                -----------------------------------------
 Name of Corporation, Trust or Partnership                   Number and Street (Required)

---------------------------------------------                -----------------------------------------
 Tax ID Number                  Date of Trust                Mailing Address, If Different

---------------------------------------------                -----------------------------------------
 Name of Trustees or Authorized Trader                       City                    State        Zip

---------------------------------------------                -----------------------------------------
 Social Security Number            Birth Date                Daytime Phone

LETTER OF INTENT (OPTIONAL)

[ ] I intend to invest at least the amount  indicated  below in ISI North American Government Bond Shares. I understand that if I satisfy the conditions described in the attached prospectus, this Letter of Intent entitles me to the applicable level of reduced sales charges on my purchases.

 ____$50,000   ____$100,000   ____$250,000    ____$500,000    ____$1,000,000   ____$2,000,000    ____$3,000,000

RIGHT OF ACCUMULATION (OPTIONAL)

List the Account numbers of other ISI Funds that you or your immediate family already own that qualify for this purchase.

Fund Name                          Account No.               Owner's Name                      Relationship
---------                          ----------                ------------                      ------------

========================================================================================================================

========================================================================================================================

========================================================================================================================

========================================================================================================================

DISTRIBUTION OPTIONS

Please check appropriate boxes. There is no sales charge for reinvested dividends. If none of the options are selected, all distributions  will be reinvested.

         INCOME DIVIDENDS                                            CAPITAL GAINS
         [ ]Reinvested in additional shares                          [ ]Reinvested in additional shares
         [ ]Paid in Cash                                             [ ]Paid in Cash
Call (800) 882-8585 for information about reinvesting your dividends in other funds in the ISI Family of Funds.


                                                                             A-1


AUTOMATIC INVESTING PLAN (OPTIONAL)

[ ] I authorize you as Agent for the Automatic  Investing  Plan to automatically invest $___________________for me, on a monthly or quarterly basis, on or about the 20th of each month or if  quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)
MINIMUM INITIAL INVESTMENT: $250
SUBSEQUENT INVESTMENTS (CHECK ONE):     [ ] Monthly ($100 MINIMUM)        [ ] Quarterly ($250 MINIMUM)
                                                                          -----------------------------
                                                                          PLEASE ATTACH A VOIDED CHECK.
                                                                          -----------------------------

------------------------------------------------               ----------------------------------------------
Bank Name                                                      Depositor's Signature                Date

------------------------------------------------               ----------------------------------------------
Existing ISI North American Government Bond Fund               Depositor's Signature                Date
Account No., if any                                            (if joint acct., both must sign)

SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)

[ ]Beginning the month of ----------------, 20--------, please send me checks on a monthly or quarterly basis, as indicated  below, in the amount of $-----------------, from shares that I own, payable to the account registration address as shown above.
(Participation requires minimum account value of $10,000.)

FREQUENCY (CHECK ONE):        [ ] Monthly          [ ] Quarterly (January, April, July and October)

TELEPHONE TRANSACTIONS

I UNDERSTAND THAT I WILL AUTOMATICALLY HAVE TELEPHONE REDEMPTION PRIVILEGES (FOR AMOUNTS UP TO $50,000) AND TELEPHONE EXCHANGE
PRIVILEGES (WITH RESPECT TO OTHER ISI FUNDS)  UNLESS I MARK ONE OR BOTH OF THE BOXES BELOW.

NO, I/WE DO NOT WANT: [ ]Telephone  redemption  privileges    ]  Telephone  exchange  privileges

Redemptions effected  by  telephone  will be mailed to the  address of record.  If you would prefer redemptions mailed to a pre-designated  bank account,  please provide the following information:

      Bank: ___________________________________              Bank Account No.: ______________________________

   Address: ___________________________________             Bank Account Name: ______________________________

            ___________________________________                                ___________________________________

SIGNATURE AND TAXPAYER CERTIFICATION
-----------------------------------------------------------------------------------------------------------------------------------
I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the ISI North American Government
Bond Fund ("the Fund") as described in the current Prospectus (a copy of which I (we) have received). By executing this Account
Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the  undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.
Under the penalties of perjury, I certify:
|_|That I am a (we are) U. S. person (s) (including a U. S. resident alien(s)).
     AND
     |_|  That the number shown on this form is my correct social security/taxpayer identification number.
     OR
     |_| That I have not provided a social security/taxpayer  identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.
     AND
     |_| That I have not been notified by the Internal Revenue Service ( IRS ) that I am subject to backup withholding.
     OR
     |_| That I have been notified by the IRS that I am subject to backup withholding.
|_|Non-U.S. Citizen Taxpayer:
   Indicated country of residence for tax purposes:  _____________________________________________________________
   Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
I acknowledge that I am of legal age in the state of my residence.  I have received a copy of the Fund's prospectus.  The Internal
Revenue Service does not require your consent to any provision  of  this document other than the certifications required to avoid backup withholding.
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------            -----------------------------------------------------------
 Signature                             Date                 Signature (if joint account, both must sign)      Date

------------------------------------------------------------------------------------------------------------------------------------
FOR DEALER USE ONLY
Dealer's Name:     _______________________________          Dealer Code: ________________________________

Dealer's Address:  _______________________________          Branch Code: ________________________________

                   _______________________________          Rep. No.:    ________________________________

Representative:    _______________________________


                 ISI NORTH AMERICAN GOVERNMENT BOND FUND SHARES


                                INVESTMENT ADVISOR
                    INTERNATIONAL STRATEGY & INVESTMENT INC.
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022



                ADMINISTRATOR                          DISTRIBUTOR
             FORUM ADMINISTRATIVE                INTERNATIONAL STRATEGY &
                SERVICES, LLC                     INVESTMENT GROUP INC.
             Two Portland Square              535 Madison Avenue, 30th Floor
              Portland, ME 04101                    New York, NY 10022
                                                      1-800-955-7175

                TRANSFER AGENT                     INDEPENDENT AUDITORS
       FORUM SHAREHOLDER SERVICES, LLC              ERNST & YOUNG LLP
             Two Portland Square                   Two Commerce Square
              Portland, ME 04101                  Philadelphia, PA 19103
                1-800-882-8585

                  CUSTODIAN                            FUND COUNSEL
          THE NORTHERN TRUST COMPANY             KRAMER LEVIN NAFTALIS &
           50 South LaSalle Street                     FRANKEL LLP
              Chicago, IL 60675                      919 Third Avenue
                                                    New York, NY 10022

                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES

     You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent or by calling (800) 955-7175:


o A statement of additional information (SAI) about the Fund that is incorporated by reference into the prospectus.

o The Fund's most recent annual and semi-annual report containing detailed financial information and, in the case of the annual report, a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

     In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Call 202-942-8090 to find out about the operation of the Public Reference Room.) The EDGAR Database on the Commission's Internet site at http://www.sec.gov has reports and other information about the Fund. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


     For other shareholder inquiries, contact the Transfer Agent at (800) 882-8585. For Fund information, call (800) 955-7175, or your securities dealer or servicing agent.

                    Investment Company Act File No. 811-7292

[BANNER:   ISI
              INTERNATIONAL STRATEGY & INVESTMENT]




                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES





                 A mutual fund with the investment objective of
                 a high level of current income, consistent with
              prudent investment risk, by investing primarily in a
                 portfolio consisting of fixed-income securities
                 issued or guaranteed by the governments of the
                        United States, Canada and Mexico.


                                  MARCH 1, 2003





                                                                    PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------


                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.


                         535 Madison Avenue, 30th Floor

                            New York, New York 10022


--------------------------------------------------------------------------------




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS. THE AUDITED FINANCIAL STATEMENTS FOR THE FUND ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH HAS BEEN FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. A COPY OF THE PROSPECTUS AND THE ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE FROM YOUR SECURITIES DEALER OR BY WRITING OR CALLING INTERNATIONAL STRATEGY & INVESTMENT GROUP INC., 535 MADISON AVENUE, 30TH FLOOR, NEW YORK, NEW YORK 10022, (800) 955-7175.





            Statement of Additional Information Dated: March 1, 2003
                   Relating to Prospectus Dated: March 1, 2003

                                       for

                 ISI North American Government Bond Fund Shares

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------

GENERAL INFORMATION AND HISTORY                                            3
INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS                     3
VALUATION OF SHARES AND REDEMPTIONS                                        15
FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS                       16
MANAGEMENT OF THE FUND                                                     19
INVESTMENT ADVISORY AND OTHER SERVICES                                     25
ADMINISTRATION                                                             27
DISTRIBUTION OF FUND SHARES                                                28
PORTFOLIO TRANSACTIONS                                                     31
CAPITAL SHARES                                                             32
SEMI-ANNUAL AND ANNUAL REPORTS                                             33
CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES                          33
INDEPENDENT AUDITORS                                                       35
LEGAL MATTERS                                                              35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                        35
PERFORMANCE AND YIELD COMPUTATIONS                                         35
FINANCIAL STATEMENTS                                                       41
APPENDIX A                                                                 A-1

GENERAL INFORMATION AND HISTORY


         North American Government Bond Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the company being considered for investment. The Fund currently has one class of shares: ISI North American Government Bond Fund Shares (the "Shares").

         The prospectus for such class of the Fund's shares contains important information concerning the Fund, and may be obtained without charge from International Strategy & Investment Group Inc., the Fund's distributor (the "Distributor"), or from Participating Dealers (as defined below) that offer shares of the Fund (the "Shares") to prospective investors. Prospectuses may also be obtained from Shareholder Servicing Agents. Some of the information required to be in this Statement of Additional Information ("SAI") is also included in the Fund's current Prospectus. To avoid unnecessary repetition, references are made to related sections of the Prospectus. In addition, the Prospectus and this SAI omit certain information concerning the Fund and its business that is contained in the Fund's Registration Statement filed with the SEC. Copies of the Registration Statement as filed, including such omitted items, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

         The Fund was incorporated under the laws of the State of Maryland on October 20, 1992. The Fund filed a registration statement with the SEC registering itself as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and its Shares under the Securities Act of 1933, as amended (the "Securities Act") and began operations on January 15, 1993.



INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS OF THE FUND


         The Fund's investment objective is to achieve a high level of current income by investing primarily in fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico. The Fund's investment objective and its general investment policies are described in the Prospectus. Additional investment restrictions are set forth below. This SAI also describes other investment practices in which the Fund may engage. Except as described in the section entitled "Investment Restrictions of the Fund," the investment policies described in these documents are not fundamental, and the Directors may change such policies without an affirmative vote of a majority of the Fund's outstanding Shares (as defined in the section entitled "Capital Stock"). The Fund's investment objective is fundamental, however, and may not be changed without such a vote.

         The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its "net assets" in the following bonds and debentures: (i) U.S.

Treasury securities, which securities are direct obligations of the United States government (see the section entitled "United States Government Securities"); and (ii) bonds or debentures issued or guaranteed by the Canadian and Mexican governments or their subdivisions, agencies or instrumentalities ("Government Securities") and denominated either in U.S. dollars or in the local foreign currency. For purposes of this policy, "net assets" includes any borrowing for investment purposes. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. The Fund will invest no more than 25% of its total assets in Canadian government securities (see the section entitled "Canadian Government Securities") and no more than 25% of its total assets in Mexican government securities (see the section entitled "Mexican Government Securities").


         The Fund may invest in bankers acceptances and certificates of deposit denominated or payable in the local foreign currency and issued by one of the five most highly capitalized banks in Canada or Mexico. The Fund will limit its investments in either Canadian or Mexican securities in general to 33% of its total assets.


         Under normal circumstances, the Canadian government securities held in the Fund's portfolio will be rated, at the time of purchase, Aa or higher by Moody's Investors Service ("Moody's") or AA or higher by Standard & Poor's Ratings Services ("S&P") or, if not rated by Moody's or S&P, determined to be of comparable quality by the Fund's investment advisor (the "Advisor") under criteria approved by the Fund's Board ("Comparable Quality"). Except as provided below, the Mexican government securities in which the Fund may invest will be rated, in the case of long-term securities, Baa or higher by Moody's, or BBB or higher by S&P, or comparable quality, or in the case of short-term securities, Prime-3 or higher by Moody's, A-3 or higher by S&P, or comparable quality. Where deemed appropriate by the Advisor, the Fund may invest up to 10% of its total assets (measured at the time of the investment) in Mexican government securities or in fixed-income securities issued by governments of other countries in Latin America or elsewhere (and denominated in either U.S. dollars or the local foreign currency), which securities are rated Ba by Moody's or BB by S&P, or comparable quality. If a fixed-income security held by the Fund is rated Baa or BBB, in the case of a long-term security, or Prime-3 or A-3 in the case of a short-term security, and is subsequently downgraded by a rating agency, such security will be included in the Fund's below- investment grade holdings for purposes of the foregoing 10% limit. In addition, the Fund will retain such security in its portfolio only until the Advisor determines that it is practicable to sell the security without undue market or tax consequences to the Fund. Moreover, in the event that such downgraded securities constitute 5% or more of the Fund's total assets, the Advisor will sell sufficient securities to reduce the total to below 5%.


         Although the Fund reserves the right to invest up to 35% of its total assets in fixed-income securities that are issued or guaranteed by the governments of countries located in Latin America (other than Mexico) or other foreign countries, or any of their political subdivisions, agencies, instrumentalities and authorities, the Fund has no current intention to make such investments during the coming year. Any investment in such fixed-income securities would be rated, at the time of purchase, Baa or higher by Moody's, BBB or higher by S&P, or comparable quality except that the Fund may invest in such fixed-income securities rated at the time of purchase, Ba by Moody's or BB by S&P, or comparable quality subject to the limitation of 10% of the Fund's total assets discussed above.

         The Fund's income and, in some cases, capital gains from foreign securities may be subject to applicable taxation in certain countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See the section entitled "Federal Tax Treatment of Dividends and Distributions."

         The Fund may also engage in certain other investment practices, including practices to protect against fluctuations in foreign currencies, which practices are described more fully in the section entitled "Currency and Interest Rate Hedging Transactions".

UNITED STATES GOVERNMENT SECURITIES


         The Fund will invest in U.S. Treasury obligations (including Treasury bills, Treasury notes, Treasury bonds and STRIPS) that are issued by the U.S. government and backed by the full faith and credit of the United States and that differ only in their interest rates, maturities and times of issuance. STRIPS are U.S. Treasury securities that trade at a yield to maturity higher than do comparable maturity U.S. Treasury obligations. STRIPS do not pay interest currently, but are purchased at a discount and are payable in full at maturity. However, the value of STRIPS may be subject to greater market fluctuations including yield, from changing interest rates prior to maturity than the value of other U.S. Treasury securities of comparable maturities that bear interest currently. Because STRIPS do not pay current income, the Fund will not invest in them to a significant extent.

         The Fund also will invest in obligations of agencies or instrumentalities of the U.S. Government ("Agency securities.") Agency securities include obligations of the Government National Mortgage Association ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and similar entities. Unlike U.S. government securities, Agency securities may or may not be backed by the full faith and credit of the U.S. government. Agency securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, which means that the U.S. government guarantees that the interest and principal will be paid when due. Agency securities issued by Fannie Mae and Freddie Mac, however, are not backed by the full faith and credit of the U.S. government, and are supported only by the credit of the agency or instrumentality itself. The Fund will limit its investment in Agency securities, together with its investment in bonds issued by international organizations (described below), to 10% of the Fund's total assets.


CANADIAN GOVERNMENT SECURITIES

         Canadian Government securities include securities issued or guaranteed by the Government of Canada, any of its provinces or by their respective political subdivisions, agencies and instrumentalities.


         Canadian government securities in which the Fund may invest include government of Canada bonds and government of Canada Treasury bills. The Bank of Canada, acting on behalf of the Canadian federal government, is responsible for the distribution of Treasury bills and federal bond issues. Government of Canada Treasury bills are debt obligations with maturities of less than one year. Government of Canada issues of bonds frequently consist of several different bonds with various maturity dates representing different segments of the yield curve with maturities ranging from one to 30 years.

         All Canadian provinces have outstanding bond issues and several provinces also guarantee bond issues of provincial authorities, agencies and provincial Crown corporations. Each new issue yield is based upon a spread from an outstanding government of Canada issue of comparable term and coupon. Spreads in the marketplace are determined by various factors, including the relative supply and the rating assigned by the rating agencies. Most provinces also issue treasury bills.

         Many municipalities and municipal financial authorities in Canada raise funds through the bond market in order to finance capital expenditures. Unlike U.S. municipal securities, which have special tax status, Canadian municipal securities have the same tax status as other Canadian government securities and trade similarly to such securities. The Canadian municipal market may be less liquid than the provincial bond market.


MEXICAN GOVERNMENT SECURITIES


         Mexican government securities in which the Fund may invest include those securities that are issued or guaranteed in full by the Mexican federal government or its instrumentalities.

         Government of Mexico securities denominated and payable in the Mexican peso include: (i) Certificados de la Tesoreria ("Cetes"), book-entry securities sold directly by the Mexican government on a discount basis and with maturities ranging from seven to 364 days; (ii) Bondes, long-term development bonds with a minimum term of 364 days issued directly by the Mexican government; and
(iii)Unidades de inversion ("Udibonos"), securities issued by the Mexican government that pay a fixed rate of interest over inflation every 182 days.

         The Fund may also invest up to 10% of its assets in dollar-denominated, collateralized "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to the Mexican government for new bonds under a debt restructuring plan introduced in 1989 by then-U.S. Secretary of the Treasury, Nicholas Brady. The Brady Bonds in which the Fund may invest may be fixed rate or floating rate bonds that are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds, and on which the first 18 months of interest coupon payments are collateralized by funds (cash or securities) held in escrow by an agent for the bondholders.


CORPORATE BONDS

         The Fund may invest up to 10% of its total assets in high quality bonds issued by U.S. corporations rated, at the time of purchase, AA or higher by S&P or of comparable quality. The market value of the Fund's corporate bonds will change in response to interest rate changes and other factors, including changes in general economic conditions and other specific developments that adversely impact the issuer of a bond.

BONDS ISSUED BY INTERNATIONAL ORGANIZATIONS

         Bonds issued by international organizations are designated or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the InterAmerican Development Bank, the European Investment Bank , the Asian Development Bank and similar entities. Bonds issued by international organizations may be denominated in currencies other than the U.S. dollar. The Fund will invest only in bonds rated, at the time of purchase, AA or higher by S&P or of comparable quality. The Fund will limit its investment in such bonds, together with Agency securities (described above), to 10% of the Fund's total assets.


BELOW-INVESTMENT GRADE BONDS

         The Fund may purchase bonds including debentures, that are rated BB by S&P or Ba by Moody's, or that are unrated by S&P or Moody's if such bonds, in the judgment of the Advisor, meet the quality criteria established by the Board. These bonds are generally known as "junk bonds." These securities may trade at substantial discounts from their face values. Appendix A to this SAI sets forth a description of the S&P and Moody's rating categories, which indicate the rating agency's opinion as to the probability of timely payment of interest and principal. Generally, securities which are rated lower than BBB by S&P or Baa by Moody's are described as below investment grade. Securities rated lower than investment grade are of a predominately speculative character and their future cannot be considered well-assured. The issuer's ability to make timely payments of principal and interest may be subject to material contingencies. Securities in the lowest rating categories may be unable to make timely interest or principal payments and may be in default and in arrears in interest and principal payments.


         Ratings of S&P and Moody's represent their opinions of the quality of bonds and other debt securities they undertake to rate at the time of issuance. However, ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Accordingly, the Advisor does not rely exclusively on ratings issued by S&P or Moody's in selecting portfolio securities but supplements such ratings with independent and ongoing review of credit quality. In addition, the total return the Fund may earn from investments in high yield securities will be significantly affected not only by credit quality, but by fluctuations in the markets in which such securities are traded. Accordingly, selection and supervision by the Advisor of investments in lower rated securities involves continuous analysis of individual issuers, general business conditions, activities in the high yield bond market and other factors. The analysis of issuers may include, among other things, historic and current financial conditions, strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations. Analysis of general business conditions and other factors may include anticipated changes in economic activity in interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

         Investing in higher yield, high risk, lower rated bonds entails substantially greater risk than investing in investment grade bonds, including not only credit risk, but potentially greater market volatility and lower liquidity. Yields and market values of high yield bonds will fluctuate over time, reflecting not only changing interest rates but also the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. In addition, in adverse economic conditions, the liquidity of the secondary market for junk bonds may be significantly reduced, and there may be significant disparities in the prices quoted for high yield bonds by various dealers. In addition, adverse economic developments could disrupt the high yield market, affecting both price and liquidity, and could also affect the ability of issuers to repay principal and interest, thereby leading to a default rate higher than has been the case historically.

         In adverse economic conditions, the liquidity of the secondary market for high yield bonds may be significantly reduced. Even under normal conditions, the market for high yield bonds may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of high yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, the market for high yield bonds may become more volatile and there may be significant disparities in the prices quoted for high yield securities by various dealers. Under conditions of increased volatility and reduced liquidity, it would become more difficult for the Fund to value its portfolio securities accurately because there might be less reliable, objective data available.

         Finally, prices for high yield bonds may be affected by legislative and regulatory developments. In addition, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buy outs. Such legislation may significantly depress the prices of outstanding high yield bonds.


         During the fiscal year ended October 31, 2002, the Fund held no bonds rated below investment grade.


REPURCHASE AGREEMENTS


         The Fund may agree to purchase U.S. Treasury securities, Canadian Treasury securities or Mexican Treasury securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements related to Canadian Treasury securities and Mexican Treasury securities will be of a duration of no more than one day. Repurchase agreements related to U.S. Treasury securities will be of a duration of no more than seven days from the date of purchase. The collateral for such repurchase agreements will be held by the Fund's custodian or a duly appointed sub-custodian. The Fund will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Fund's Board under criteria established with the assistance of the Advisor. The seller, under a repurchase agreement, would be required to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligation. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund may be delayed or limited in its ability to sell the collateral. There are several additional risks related to repurchase agreements with respect to treasury securities issued by foreign governments. First, although the Fund will only enter into repurchase agreements collateralized by Canadian or Mexican Treasury securities that initially have a value at least equal to the repurchase price, under certain circumstances, it might be possible that the value of the collateral being held with respect to any such repurchase agreement would be reduced to such an extent that the agreement would be under collateralized. Second, in the event of default or bankruptcy of the selling institution, enforcement of the Fund's rights would be subject to additional difficulties and delays due to legal considerations of the applicable foreign country. The Fund may invest in repurchase agreements with respect to U.S. Treasury securities, Canadian Treasury securities and Mexican Treasury securities and in commercial paper rated Prime-1 by Moody's, A-1 by S&P or of comparable quality as determined by the Advisor.


CURRENCY AND INTEREST RATE HEDGING TRANSACTIONS

         To hedge against adverse price movements in the currencies underlying the portfolio's securities (as well as the denominated currencies of the securities it might wish to purchase), the Fund may engage in transactions in forward foreign currency contracts, options on currencies, and futures contracts and options on futures contracts on currencies. The Fund will not engage in any such transactions in excess of the value of the securities denominated or payable in the foreign currency which are then held in the Fund's portfolio.

         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

         Currently, only a limited market exists for hedging transactions relating to the Mexican peso. This may limit the Fund's ability to effectively hedge its investments in Mexico. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         The Fund will enter into forward contracts under various circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in either the Canadian dollar or Mexican peso ("foreign currency"), it may, for example, desire to "lock in" the price of the security in U.S. dollars, Canadian dollars or Mexican pesos. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         In addition, the Fund may enter into forward contracts with respect to currencies in which certain of its portfolio securities are denominated and on which options have been written. (See the section entitled "Futures Contracts and Options".)

         If the currency in which the Fund's portfolio securities (or portfolio securities that the Fund anticipates purchasing) are denominated rises in value with respect to the currency which is being purchased (or sold), then the Fund will have realized fewer gains than had the Fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Advisor. The Fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. The Fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code of 1986, as amended (the "Code") requirements relating to qualifications as a regulated investment company. (See the section entitled "Federal Tax Treatment of Dividends and Distributions.")

         Futures Contracts and Options. The Fund may purchase and sell futures contracts on debt securities and indices of debt securities (i.e., interest rate futures contracts) as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes. The Fund may also purchase and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates or as an efficient means to adjust its exposure to the currency market. The Fund may also write (sell) covered call options on futures contracts, purchase put and call options on futures contracts and may enter into closing transactions with respect to such options on futures contracts purchased or sold. The Fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any Canadian or Mexican currencies ("currency" futures) and on such indexes of U.S. or foreign fixed-income securities as may exist or come into being, such as the Moody's Investment Grade Corporate Bond Index ("index" futures). As a futures contract purchaser, the Fund incurs an obligation to take delivery of a specified amount of the currency underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the Fund incurs an obligation to deliver the specified amount of the underlying currency at a specified time in return for an agreed upon price.

         When the Fund purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and liquid assets will be deposited in a segregated account with the Fund's custodian so that the segregated amount, plus the amount of initial margin deposits held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of the futures contract is unleveraged. The Fund will not enter into futures contracts for speculation and will only enter into futures contracts that are traded on a recognized futures exchange. The Fund will not enter into futures contracts or options thereon if immediately thereafter the sum of the amounts of initial margin deposits on the Fund's open futures contracts and premiums paid for unexpired options on futures contracts, excluding "bona fide hedging" transactions, would exceed 5% of the value of the Fund's total assets; provided, however, that in the case of an option that is "in-the-money," the amount may be excluded in calculating the 5% limitation.

          The Fund may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position.

         While the futures contracts and options transactions to be engaged in by the Fund for the purpose of hedging the Fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk is that the Advisor could be incorrect in its expectations as to the direction or extent of various interest rate or price movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

         Another risk which will arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of the Fund's portfolio securities and their denominated currencies.

         Other risks include, but are not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices; possible reduction of the Fund's income due to the use of hedging; possible reduction in value of both the security or currency hedged and the hedging instrument; possible lack of liquidity due to daily limits on price fluctuations; imperfect correlation between the contract and the security or currency being hedged; failure to qualify as a Regulated Investment Company under Subchapter M of the Code and potential losses in excess of the amount initially invested in futures contracts themselves. If the expectations of the Advisor regarding movements in securities prices, interest rates or exchange rates are incorrect, the Fund might have experienced better investment results without hedging. The use of futures contracts and options on futures contracts requires special skills in addition to those needed to select portfolio securities.

PURCHASE OF WHEN-ISSUED SECURITIES

         From time to time, in the ordinary course of business, the Fund may purchase securities, at their current market value on a forward commitment or "when issued" basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment will take place after the date of the commitment. The Fund will establish a segregated account with its custodian consisting of cash, cash equivalents or U.S. Treasury securities, or other high quality liquid debt securities equal at all times to its when-issued commitments. Additional cash or liquid debt securities will be added to the account when necessary. While the Fund purchases securities on a forward commitment or "when issued" basis only with the intention of acquiring the securities, the Fund may sell the securities before the settlement date.

The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

LENDING OF PORTFOLIO SECURITIES


         Consistent with applicable regulatory requirements, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are at all times secured by cash or money market instruments, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. In determining whether to lend securities to a particular borrower, the Advisor (subject to review by the Fund's Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income earned thereon and the Fund may invest any cash collateral in portfolio securities, thereby earning additional income. The Fund will not lend portfolio securities in excess of 20% of the value of its total assets. The Board will monitor the Fund's lending of portfolio securities.


ADDITIONAL RISK FACTORS


         Special Risks of Canadian and Mexican Treasury Securities. The Canadian government debt securities market is significantly smaller than the U.S. debt securities market. Although continued growth is anticipated, it is less well developed and less liquid than its U.S. counterpart. Recently, Canadian real economic growth has picked up after several years of marginal performance. A return to marginal growth could affect the Advisor's determination of the appropriate allocation of the Fund's investments within Canada and among the United States, Canada and Mexico.


         The Mexican government has exercised and continues to exercise a significant influence over many aspects of the private sector in Mexico. Mexican government actions concerning the economy could have a significant effect on market conditions and prices and yields of Mexican Government securities. The value of the Fund's portfolio investments may be affected by changes in oil prices, interest rates, taxation and other political or economic developments in Mexico, including recent political and social problems and rates of inflation that have exceeded the rates of inflation in the U.S. and Canada. The Fund can provide no assurance that future developments in the Mexican economy, in Mexican government policy or in the political landscape will not impair its investment flexibility, operations or ability to achieve its investment objective. Moreover, recent events in Latin America have shown that economic, financial and political events in one country of the region can negatively influence the economic, financial and political conditions of another country of the region.

         Currency Risks. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Accordingly, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. In addition, the Fund may incur costs in connection with conversions between various currencies. In an attempt to protect against uncertainty in the level of future foreign exchange rates, the Fund is authorized to and may occasionally use forward foreign currency exchange contracts and futures contracts and may purchase and write (sell) options on foreign currencies. The Fund may use such forward contracts and options when, for example, it enters into a contract for the purchase or sale of a security denominated in a foreign currency, and the Fund desires to "lock in" the U.S. dollar price of the security. Also, when the Advisor believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, the Fund may enter into forward contracts and options approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.

         Risk of International Investing. Investments in foreign securities will occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign securities are not subject to the regulatory requirements applicable to U.S. securities and, therefore, there may be less publicly available information about such securities. Moreover, foreign securities are not subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. securities.

         Securities of foreign issuers, including foreign governments, may be less liquid than comparable securities of U.S. issuers and, therefore, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets, including markets for foreign government securities, than in the United States. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of Fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

         Non-Diversified Status. The Fund is classified as a non-diversified investment company under the Investment Company Act, and as such is not limited by the Investment Company Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Code. (See the section entitled "Qualification as a Regulated Investment Company.")


         Bonds Issued by International Organizations. Securities issued or guaranteed by foreign governments, their political subdivisions, agencies and instrumentalities are not treated like U.S. government securities for purposes of the diversification tests, but instead are subject to these tests in the same manner as the securities of non-governmental issuers. In this regard, securities issued or guaranteed by a foreign government, its political subdivisions, agencies or instrumentalities may in certain circumstances not be treated as issued by a single issuer for purposes of these diversification tests. Thus, in order to meet the diversification tests and thereby maintain its status as a regulated investment company, the Fund may be required to diversify its portfolio of Canadian government securities and Mexican government securities in a manner which would not be necessary if the Fund limited its investments to U.S. government securities.


INVESTMENT RESTRICTIONS

         The Fund's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. The investment restrictions recited below are matters of fundamental policy and may not be changed without the affirmative vote of a majority of the outstanding Shares. The percentage limitations contained in these restrictions apply at the time of purchase of securities. Accordingly, the Fund will not:

1. Borrow money except as a temporary measure for extraordinary or emergency purposes and then only from banks and in an amount not exceeding 10% of the value of the total assets of the Fund at the time of such borrowing, provided that, while borrowings by the Fund equaling 5% or more of the Fund's total assets are outstanding, the Fund will not purchase securities for investment;


2. With respect to 50% of its net assets, invest more than 5% of its total assets in the securities of any single issuer (the U.S. government and its agencies and instrumentalities are not considered an issuer for this purpose);

3. With respect to 50% of its net assets, invest in the securities of any single issuer if, as a result, the Fund would hold more than 10% of the voting securities of such issuer (the U.S. government and its agencies and instrumentalities are not considered an issuer for this purpose);

4. Invest 25% or more of the value of its total assets in securities of issuers in any one industry (for these purposes, the U.S. government, its agencies and instrumentalities are not considered an industry);


5.   Invest in real estate or mortgages on real estate;

6. Purchase or sell commodities or commodities contracts or futures contracts, except that the Fund may enter into forward foreign currency exchange contracts, futures contracts and options in accordance with its investment objective and policies;

7. Act as an underwriter of securities within the meaning of the federal securities laws;

8. Issue senior securities, except that the Fund may enter into forward foreign currency contracts and futures contracts in accordance with its investment objective and policies;

9. Make loans, except that the Fund may purchase or hold debt instruments and may lend its portfolio securities and enter into repurchase agreements in accordance with its investment objective and policies;

10.  Effect short sales of securities;

11. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

12. Purchase participations or other interests in oil, gas or other mineral exploration or development programs;

13. Purchase any securities of unseasoned issuers which have been in operation directly or through predecessors for less than three years;

14. Invest in shares of any other investment company registered under the Investment Company Act;

15. Purchase or retain the securities of any issuer, if to the knowledge of the Fund, any officer or Director of the Fund or its Advisor owns beneficially more than 5% of the outstanding securities of such issuer and together they own beneficially more than 5% of the securities of such issuer;

16.  Invest in companies for the purpose of exercising management or control;

17. Invest in puts or calls, or any combination thereof, except that the Fund may enter into options, forward foreign currency contracts and futures contracts, in accordance with its investment objective and policies; or

18. Purchase warrants, if by reason of such purchase more than 5% of its net assets (taken at market value) will be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. For the purpose of the foregoing calculations, warrants acquired by the Fund in units or attached to securities will be deemed to be without value and therefore not included within the preceding limitations.


The following investment restriction may be changed by a vote of the majority of the Fund's Board of Directors of the Fund (the "Board"). The Fund will not:


1. Invest more than 10% of the value of its net assets in illiquid securities.


VALUATION OF SHARES AND REDEMPTIONS

VALUATION


         The net asset value per Share is determined daily as of the close of the New York Stock Exchange each day on which the New York Stock Exchange ("NYSE") is open for business (a "Business Day") if there is sufficient trading in Fund portfolio securities to affect net asset value materially, but may not be determined on days during which no Shares are tendered for redemption and the Fund receives no order to sell Shares. The NYSE is open for business on all weekdays except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


REDEMPTIONS


         The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC so that valuation of the net assets of the Fund is not reasonably practicable.

         Under normal circumstances, the Fund will redeem Shares in cash as described in the Prospectus. However, if the Board determines that it would be in the best interests of the remaining shareholders of the Fund to make payment of the redemption price in whole or in part by a distribution in kind of readily marketable securities from the portfolio of the Fund in lieu of cash, in conformity with applicable rules of the SEC, the Fund will make such distributions in kind. If Shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described in the section entitled "Valuation" and such valuation will be made as of the same time the redemption price is determined. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.



FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

         The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situation, including their state and local tax liabilities.


         The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         The Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% gross income requirement described above, foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.


         In addition to the requirements described previously, in order to qualify as a RIC, the Fund must distribute at least 90% of its net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses, but determined without regard to the deduction for dividends paid) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders (the "Distribution Requirement"). If the Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

         The Fund may make investments in securities that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income the Fund must distribute to satisfy the Distribution Requirement. In some cases, the Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

         Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, it will be subject to federal income taxation to the extent any such income or gains are not distributed.

          If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FUND DISTRIBUTIONS

         Distributions of investment company taxable income will be taxable to you as ordinary income, regardless of whether such distributions are paid to you in cash or you reinvest them in additional Shares, to the extent of the Fund's earnings and profits. The Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

         The Fund may either retain or distribute to you its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gain distribution, they are taxable to you (if you are an individual) at the long-term capital gains rate, regardless of the length of time you have held the Shares. If any such gains are retained, the Fund will pay federal income tax thereon. If the Fund elects to retain any such gains and you are a shareholder of record on the last day of the taxable year, the Fund may elect to have you treated as if you received a distribution of your pro rata share of such gain, with the result that you will
(1) be required to report your pro rata share of such gain on your tax return as long-term capital gain, (2) receive a refundable tax credit for your pro rata share of tax paid by the Fund on the gain, and (3) increase the tax basis for your shares by an amount equal to the deemed distribution less the tax credit.

         If the net asset value at the time you purchase shares of the Fund reflects undistributed investment company taxable income, recognized capital gain or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to you in the manner described above, although such distributions economically constitute a return of capital to you.

         If you are a corporate shareholder, distributions (other than capital gain distributions) from a RIC generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation.

         Ordinarily, you should include all dividends as income in the year of payment. However, dividends declared payable to you in October, November, or December of one year, but paid in January of the following year, will be deemed for tax purposes to have been received by you and paid by the Fund in the year in which the dividends were declared.

         The Fund will provide a statement annually to you as to the federal tax status of distributions paid (or deemed to be paid) by the Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The U.S. has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. However, treaties between the U.S. and certain countries may not be available in some cases to reduce the otherwise applicable tax rates. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

SALE, EXCHANGE OR REDEMPTION OF FUND SHARES

         The sale, exchange or redemption of a Share is a taxable event for you. Generally, gain or loss on the sale, exchange or redemption of a Share will be a capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at the long-term capital gains rate and short-term capital gains are currently taxed at ordinary income tax rates. However, if you realize a loss on the sale, exchange or redemption of a Share held for six months or less and have previously received a capital gain distribution with respect to the Share (or any undistributed net capital gains of the Fund with respect to such Share are included in determining your long-term capital gains), you must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gain distribution (or any undistributed net capital gains of the Fund that have been included in determining your long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent you repurchase (or enter into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

         In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, a portion of any distributions paid to you if you
(1) have failed to provide a correct taxpayer identification number, (2) are subject to backup withholding by the Internal Revenue Service, or (3) have failed to certify to the Fund that you are not subject to backup withholding.

FEDERAL EXCISE TAX

         If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), the Fund will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

STATE AND LOCAL TAXES

         Rules of state and local taxation of dividend and capital gain distributions from regulated investment companies often differ from the rules for federal income taxation described above. You are urged to consult your tax advisor as to the consequences of these and other state and local tax rules affecting an investment in the Fund.


MANAGEMENT OF THE FUND


         The overall business and affairs of the Fund are managed by its Board. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, the Advisor, the Distributor and the Fund's administrator. A majority of the directors of the Fund have no affiliation with the Advisor, the Distributor or the Fund's administrator. Each Director holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.


DIRECTORS AND OFFICERS


         The following information is provided for each Director and Officer of the Fund as of the end of the most recently completed calendar year. The first section of the table lists information for each Director who is not an "interested person" of the Fund (as defined in the 1940 Act) (an "Independent Director"). Information for each Non-Independent Director (an "Interested Director") follows. Unless otherwise indicated, the address of each Director and executive officer is 535 Madison Avenue, 30th Floor, New York, New York 10022.




                                                                                       NUMBER OF
                                                                                       FUNDS IN FUND
NAME, DATE OF                         LENGTH                                           COMPLEX
BIRTH AND         POSITION            OF TIME    PRINCIPAL OCCUPATION(S)               OVERSEEN BY      OTHER DIRECTORSHIPS
ADDRESS           WITH THE FUND       SERVED     DURING THE PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
Joseph R.         Director;             since    Private Equity Investor.                   4         Director, Soundview
Hardiman          Chairman,             1998     Formerly, President and Chief                        Technology Group, Inc.
                  Compensation                   Executive Officer, The NASD and                      (investment banking);
5/27/37           Committee;                     The NASDAQ Stock Market, Inc.                        Corvis Corporation,
                  Member, Audit and              (1987-1997).                                         (optical networks);
                  Compliance                                                                          The Nevis Fund
                  Committee, and                                                                      (registered investment
                  Nominating                                                                          company), Brown
                  Committee                                                                           Investment Advisory &
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
W. Murray         Director;             since    Principal, CM Coastal Development,         4         none
Jacques           Chairman,             2002     LLC (real estate development)
03/28/36          Nominating                     (2002 to present);  WMJ
                  Committee;                     Consulting, LLC (real estate
                  Member, Audit and              investment management company)
                  Compliance                     (1999 to present).  Formerly,
                  Committee, and                 Chairman and Chief Executive
                  Compensation                   Officer, VIB Management, Inc.
                  Committee                      (asset management company) (1994
                                                 to 1999).

----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
-----------------
1.   The Nominating Committee,  which meets when necessary,  consists of Messrs.
     Levy,  Hardiman and Jacques.  The Nominating  Committee is charged with the duty of making all nominations for Independent  Directors to the Board. The
     Committee will not consider  nominees for  Independent  Directors  received from security holders.  The Committee met once during the fiscal year ended
     October 31, 2002.
2.   The Compensation Committee, which meets when necessary, consists of Messrs.
     Levy, Hardiman and Jacques.  The Compensation  Committee is responsible for reviewing the compensation  paid to the Directors for its  appropriateness,
     and  making   recommendations  to  the  full  Board  with  respect  to  the compensation  of the  Directors.  During the fiscal year ended  October 31,
     2002, the Committee did not meet.

                                       20





                                                                                       NUMBER OF
                                                                                       FUNDS IN FUND
NAME, DATE OF                         LENGTH                                           COMPLEX
BIRTH AND         POSITION            OF TIME    PRINCIPAL OCCUPATION(S)               OVERSEEN BY      OTHER DIRECTORSHIPS
ADDRESS           WITH THE FUND       SERVED     DURING THE PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
Louis E. Levy     Director;            since     Director, Household International          4         Director, 48 funds in
11/16/32          Chairman, Audit       1994     (banking and finance). Formerly,                     the Scudder family of
                  and Compliance                 Chairman of the Quality Control                      funds (registered
                  Committee;                     Inquiry Committee, American                          investment companies)
                  Member,                        Institute of Certified Public
                  Nominating                     Accountants (1992-1998)
                  Committee, and
                  Compensation
                  Committee

------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
Edward S. Hyman   Director              since    Chairman of the Advisor; Chairman          4                  none
4/8/45(1)                               1997     and President of the Distributor
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------
Carl W. Vogt      Director              since    Of Counsel, Fulbright & Jaworski,          4         Director, 48 funds in
4/20/36(2)                              1998     L.L.P. (law); American Science &                     the Scudder family of
                                                 Engineering (x-ray detection                         funds (registered
                                                 equipment) (1997 to present).                        investment companies);
                                                 Formerly, President (interim) of                     Waste Management, Inc.
                                                 Williams College (1999-2000) and                     (solid waste
                                                 President, certain funds in the                      disposal); Yellow
                                                 Scudder family of funds                              Corporation (trucking).
                                                 (registered investment companies)
----------------- ------------------- ---------- ------------------------------------ --------------- ------------------------

NAME, DATE OF                         LENGTH
BIRTH AND         POSITION            OF TIME    PRINCIPAL OCCUPATION(S)
ADDRESS           WITH THE FUND       SERVED     DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
OFFICERS
----------------- ------------------- -------- ---------------------------------
R. Alan           President            since   President of the Advisor; and
Medaugh                                1997    Director of the Distributor.
8/20/43
----------------- ------------------- -------- ---------------------------------
Nancy             Vice President       since   Executive Vice President,
Lazar,                                  1997   Assistant Treasurer, and
(8/1/57)                                       Secretary of the Advisor; and
                                               Executive Vice President,
                                               Assistant Treasurer and
                                               Secretary of the Distributor.
----------------- ------------------- -------- ---------------------------------
Carrie L.          Vice President      since   Managing Director of the
Butler                                 1997    Advisor. Formerly, Vice
5/1/67                                         President of the Advisor
                                               (1991 to 2000).
----------------- ------------------- -------- ---------------------------------
Edward J.         Vice President      since   President, EJV Financial Services,
Veilleux                              1997    LLC  (investment company
8/26/43                                       consulting) (2002 to present).
5 Brook Farm                                  Formerly, Director, Deutsche Asset
Court Hunt                                    Management  (1965 to 2002);
Valley, MD                                    Executive Vice President,
21030                                         Investment Company Capital Corp.
                                              (1996 to 2002).
----------------- ---------------- ---------- ----------------------------------

--------------
1 Considered to be an interested person, as defined by the 1940 Act, because of his employment with the Advisor and the Distributor.

2 Considered to be an interested person, as defined by the 1940 Act, because of he is Of Counsel to the law firm of Fulbright & Jaworski, which has supplied legal services to LA Capital.

NAME, DATE OF                      LENGTH
BIRTH AND         POSITION         OF TIME    PRINCIPAL OCCUPATION(S)
ADDRESS           WITH THE FUND    SERVED     DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
Stephen V.        Vice President    since     Executive Managing Director and
Killorin                             2002     Chief Financial Officer of the
6/27/53                                       Advisor; and Executive Managing
                                              Director and Chief Financial
                                              Officer of the Distributor.
                                              Formerly, Controller, Sanford C.
                                              Bernstein & Co., Inc. (registered
                                              investment advisor) (1999 to
                                              2000); Managing Director, Deutsche
                                              Bank (1994 to 1999).
----------------- ---------------- ---------- ----------------------------------
Thomas D.         Vice President    since     Chief Executive Officer and
Stevens                              1997     President, LA Capital.  Formerly,
5/27/49                                       Senior Vice President and
1150 Santa                                    Principal, Wilshire Associates
Monica Blvd;                                  Inc. (registered investment
Suite 200,                                    advisor) (1980 to 2002); Chief
Los Angles,                                   Investment Officer, Wilshire Asset
CA 90025                                      Management (1980 to 2002)
----------------- ---------------- ---------- ----------------------------------
Margaret M.       Assistant Vice    since     Associate Managing Director of the
Beeler            President          1997     Advisor.  Formerly, Assistant Vice
3/1/67                                        President of the Advisor (1996 to
                                              2000).
----------------- ---------------- ---------- ----------------------------------
Keith C.          Assistant Vice    since     Managing Director of the Advisor.
Reilly            President          1997     Formerly, Assistant Vice President
6/2/66                                        of the Advisor (1996 to 2000).
----------------- ---------------- ---------- ----------------------------------
Stacey E.         Treasurer         since     Director, Forum Accounting
Hong                                 2002     Services, LLC (fund accountant).
5/10/66
2 Portland                                    Officer of various registered
Square,                                       investment companies for which
Portland,                                     Forum Financial Group, LLC ("Forum
ME 04101                                      Financial    Group")   or   its
                                              affiliates    serve   as   fund
                                              accountant, administrator and/or
                                              distributor.
----------------- ---------------- ---------- ----------------------------------
Thomas G.         Secretary         since     Director of Business Development,
Sheehan                              2002     Forum Financial Group (2001 to
7/15/54                                       present).  Formerly, Managing
2 Portland                                    Director and Counsel, Forum
Square                                        Financial Group (1993 to 2001).
Portland, ME
04101                                         Officer of various registered
                                              investment companies for which
                                              Forum Financial Group or its
                                              affiliates serve as fund
                                              accountant, administrator and/or
                                              distributor.
----------------- ---------------- ---------- ----------------------------------
Nathan V.         Assistant         since     Staff Attorney, Forum
Gemmiti           Secretary          2002     Administrative Services, LLC (fund
8/6/70                                        administrator) (2001 to present).
2 Portland                                    Formerly, Associate, Pierce Atwood
Square,                                       (law firm) (1998 to  2001).
Portland, ME
04101                                         Officer of various registered
                                              investment companies for which
                                              Forum Financial Group or its
                                              affiliates serve as fund
                                              accountant, administrator and/or
                                              distributor.
----------------- ---------------- ---------- ----------------------------------

NAME, DATE OF                      LENGTH
BIRTH AND         POSITION         OF TIME    PRINCIPAL OCCUPATION(S)
ADDRESS           WITH THE FUND    SERVED     DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
Dawn L. Taylor    Assistant         since     Tax Manager, Forum Administrative
5/14/64           Treasurer          2002     Services, LLC.
2 Portland
Square,                                       Officer of various registered
Portland, ME                                  investment companies for which
04101                                         Forum Financial Group or its
                                              affiliates serve as fund
                                              accountant, administrator and/or
                                              distributor.
---------------- ---------------- ---------- -----------------------------------


     Directors and officers of the Fund are also directors and officers of some or all of the other investment companies advised by ISI or its affiliates. There are currently four funds in the ISI Family of Funds (the "Fund Complex").


DIRECTOR OWNERSHIP IN THE FUND(S)

------------------------------- ----------------------------- -----------------------------------------------
                                                              AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                DOLLAR RANGE OF BENEFICIAL    OCTOBER 31, 2002 IN ALL FUNDS OVERSEEN BY
DIRECTOR                        OWNERSHIP IN THE FUND(1)      DIRECTOR IN THE FUND COMPLEX(2)
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------- ----------------------------- -----------------------------------------------
Joseph R. Hardiman              None                          $10,001-$50,000
------------------------------- ----------------------------- -----------------------------------------------
W. Murray Jacques               None                          None
------------------------------- ----------------------------- -----------------------------------------------
Louis E. Levy                   None                          $50,001-$100,000
------------------------------- ----------------------------- -----------------------------------------------
INTERESTED DIRECTORS
------------------------------- ----------------------------- -----------------------------------------------
Edward S. Hyman                 None                          Over $100,000
------------------------------- ----------------------------- -----------------------------------------------
Carl W. Vogt                    None                          $10,001-$50,000
------------------------------- ----------------------------- -----------------------------------------------




1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the "1934 Act") include securities in which the director has a direct or indirect pecuniary interest, with certain exceptions, and securities with respect to which the director can exert voting power or has authority to sell.

2. The dollar ranges are: None, $1-$10,000,  $10,001-$50,000,  $50,001-$100,000,
over $100,000. The Fund Complex consists of the following: ISI Strategy Fund, Inc., North American Government Bond Fund, Inc., Managed Municipal Fund, Inc. and Total Return U.S. Treasury Fund, Inc.


OWNERSHIP OF SECURITIES OF THE ADVISOR AND RELATED COMPANIES


         As reported to the Fund, as of December 31, 2002 no Independent Director or any of his immediate family members owned beneficially or of record securities of the Advisor, the Distributor, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Advisor or Distributor.


     Officers of the Fund receive no direct remuneration in such capacity from the Fund. Officers and Directors of the Fund who are officers or directors of the Fund's administrator, the Distributor or the Advisor may be considered to have received remuneration indirectly. As compensation for his services as Director, each Independent Director and Mr. Vogt receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at Board and committee meetings) from each fund in the Fund Complex for which he serves as Director. Payment of such fees and expenses is allocated among all such funds described above in proportion to their relative net assets. Independent Directors' fees attributable to the assets of the Fund totaled approximately $9,281 for the fiscal year ended March 31, 2002. Independent Directors' fees attributable to the assets of the Fund totaled approximately $14,913.

         The following table shows aggregate compensation payable to each of the Fund's Directors by the Fund and the Fund Complex, respectively in the fiscal period ended October 31, 2002.


                                          COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------
                                                                         TOTAL COMPENSATION  FROM THE
                                   AGGREGATE COMPENSATION FROM THE       FUND AND FUND  COMPLEX  PAYABLE
DIRECTOR                           FUND PAYABLE TO  DIRECTORS*           TO  DIRECTORS
--------------------------------------------------------------------------------------------------------------
Edward S. Hyman* *                                 $0                    $0
--------------------------------- -------------------------------------- --------------------------------------
Joseph R. Hardiman                              $2,570.17                $12,000 for service on 4 Boards in
                                                                         the Fund Complex
--------------------------------- -------------------------------------- --------------------------------------
W. Murray Jacques                               $1,594.11                $12,000 for service on 4 Boards in
                                                                         the Fund Complex
--------------------------------- -------------------------------------- --------------------------------------
Louis E. Levy                                   $2,331.12                $12,000 for service on 4 Boards in
                                                                         the Fund Complex
--------------------------------- -------------------------------------- --------------------------------------
Carl W. Vogt* *                                 $2,424.13                $12,000 for service on 4 Boards in
                                                                         the Fund Complex
--------------------------------- -------------------------------------- --------------------------------------

-----------------------------------------------------
 * For the seven-month fiscal period April 1, 2002 through October 31, 2002.



INFORMATION CONCERNING COMMITTEES AND MEETINGS OF DIRECTORS

         The Board met four times during the fiscal year ended October 31, 2002 and each Director attended 100% of the meetings of the Board and meetings of the committees of the Board on which such Director served.

         The Fund has an Audit Committee consisting of Messrs. Levy, Hardiman and Jacques. All of the members of the Audit Committee are `independent' as provided for in the applicable requirements of the 1940 Act. Mr. Levy serves as Chairman of the Audit Committee. During the fiscal year ended October 31, 2002, the Audit Committee met four times. In accordance with its written charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Fund. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Fund's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Fund, its investment advisor and affiliates by the independent public accountants.

CODE OF ETHICS


         The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Fund's Code permits access persons to engage in personal trading provided that the access persons comply with the provisions of the Advisor's, Distributor's or Administrator's Codes of Ethics and requires that each of these Codes be approved by the Board. In addition, the Fund's Code contains reporting requirements applicable to disinterested directors of the Fund.

         Access persons of the Advisor and access persons of the Distributor are subject to similar Codes of Ethics. These Codes permit access persons to trade securities that may be purchased or held by the Fund for their own accounts, subject to compliance with reporting requirements. In addition, these Codes also provide for trading "blackout periods" that prohibit trading by access persons within periods of trading by the Fund in the same security, subject to certain exceptions. These Codes prohibit personal investment in initial public offerings. These Codes require prior approval with respect to purchases of securities in private placements.


         These Codes of Ethics are on public file with, and are available from, the SEC.

INVESTMENT ADVISORY AND OTHER SERVICES


     International Strategy & Investments, Inc. (the "Advisor" or "ISI") serves as the Fund's investment advisor pursuant to an Investment Advisory Agreement (the " Advisory Agreement") dated as of December 15, 1992.

     ISI is a registered investment advisor that was formed in January 1991. ISI employs Messrs. Edward S. Hyman, the Fund's Chairman, and R. Alan Medaugh, the Fund's President. Due to their stock ownership, Messrs. Hyman and Medaugh may be deemed to be controlling persons of ISI. ISI is also investment advisor to Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and ISI Strategy Fund, Inc., each an open-end investment company. These funds, along with the Fund, had approximately $647 million of net assets as of December 31, 2002.


         To supplement its investment analysis, the Advisor may, from time to time, subscribe to research services located in Canada and Mexico, which research services may include information about Canada or Mexico, respectively, such as: statistical and background information on the economy, information on political developments and general political stability forecasts and interpretation with respect to money markets, and performance information.


         Under the Advisory Agreement, the Advisor: (a) formulates and implements continuing programs for the purchases and sales of securities, (b) determines what securities (and in what proportion) shall be represented in the Fund's portfolio, (c) provides the Fund's Board with regular financial reports and analyses with respect to the Fund's portfolio investments and operations, and the operations of comparable investment companies, (d) obtains and evaluates pertinent information about economic, statistical and financial information pertinent to the Fund, (e) takes, on behalf of the Fund, all actions which appear to the Advisor necessary to carry into effect its purchase and sale programs. Any investment program undertaken by the Advisor will at all times be subject to policies and control of the Fund's Board. The Advisor shall not be liable to the Fund or its shareholders for any act or omission by the Advisor or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

         Pursuant to the terms of the Advisory Agreement, as compensation for its services, the Advisor receives an annual fee, paid monthly, in an amount equal to 0.40% of the average daily net assets of the Fund. The Advisor has contractually agreed to reduce its annual fee so that the Fund's total operating annual expenses do not exceed 1.25% of the Fund's average daily net assets. Advisory fees paid by the Fund to ISI for the period April 1, 2002 through October 31, 2002 and for the last three fiscal years were as follows:

                        PERIOD ENDED
                          OCTOBER 31,        FISCAL YEARS ENDED MARCH 31,
                             2002          2002          2001          2000
                             ----          ----          ----          ----

Contractual Fee           $560,748        $663,125     $342,957      $239,248
Less amount waived        -                   -            -         $(96,671)
Fee after waivers         $560,748        $663,125     $342,957      $142,577


         The Advisory Agreement will continue in effect from year to year if such continuance is specifically approved (a) at least annually by the Fund's Board or by a vote of a majority of the outstanding Shares and (b) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The Fund or the Advisor may terminate the Investment Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement will terminate automatically in the event of assignment.

         The Investment Advisory Agreement was most recently approved by the Board of Directors on September 25, 2002. In approving the continuation of the Fund's investment advisory agreement, the Board, including the Independent Directors, noted that ISI provided investment advisory services to three other funds in the Fund Complex, Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc. and ISI Strategy Fund, Inc. The Board reviewed ISI's compensation and expenses for providing advisory services to the Fund, and the resulting profitability to ISI, and analyzed comparative information on advisory fees and overall expense ratios of similar mutual funds. The Board noted that the overall expense ratio for the Fund was lower than the average expense ratio for funds in its peer group. The Board also considered that ISI had agreed to waive it fees or reimburse expenses of the Fund so that the Fund's expense ratio would not exceed 1.25%. The Board also reviewed the Fund's performance when compared to comparable funds over the prior one-, three- and five-year periods. The Board noted that the Fund's performance was above average for this peer group. After requesting and reviewing such other information as it deemed necessary, the Board, including a majority of Independent Directors, concluded that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.


ADMINISTRATION

         Forum Administrative Services, LLC ("FAdS") is the administrator of the Fund. As administrator, pursuant to an agreement with the Fund, FAdS is responsible for the supervision of the overall management of the Fund, providing the Fund with general office facilities and providing persons satisfactory to the Board to serve as officers of the Fund.


         For its services, FAdS receives an annual fee from the Fund equal to 0.05% of the total average daily net assets of the funds in the Fund Complex up to $750 million in assets, and 0.03% of the total average daily net assets of the funds in the Fund Complex in excess of $750 million. These fees are allocated among the funds in the Fund Complex in proportion to their relative net assets. FAdS receives a minimum fee of $3000 per month from the Fund. The fees are accrued daily by the Fund and are paid monthly for services performed under the agreement during the prior calendar month. As compensation for providing administration services for the period May 27, 2002 through October 31, 2002, FAdS received $52,488.

         Prior to May 27, 2002, Investment Company Capital Corp. ("ICCC") provided administration services to the Fund. As compensation for such services, ICCC was entitled to receive from the Fund Complex a fee based on the combined assets in the Fund Complex at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million and 0.03% of the amount over $500 million. ICCC's fee was allocated among the funds in the Fund Complex according to their relative net assets.

         Administration fees paid by the Fund to ICCC for the period April 1, 2002 through May 27, 2002 and for the last three fiscal years were as follows:

  APRIL 1, 2002 THROUGH MAY 27,          FISCAL YEARS ENDED MARCH 31,
               2002                     2002         2001         2000
               ----                     ----         ----         ----

             $30,062                  $151,270     $84,094       $68,536

DISTRIBUTION OF FUND SHARES


DISTRIBUTION AGREEMENT AND PLAN

         International Strategy & Investment Group Inc. ("ISI Group" or the "Distributor") serves as distributor for the Shares pursuant to a Distribution Agreement effective April 1, 1997 ("Distribution Agreement"). The Distribution Agreement provides that ISI Group has the exclusive right to distribute the Shares, either directly or through other broker-dealers. ISI Group, a Delaware corporation, is a broker-dealer that was formed in 1991 and is an affiliate of the Advisor.

         The Distribution Agreement provides that ISI Group, on behalf of the Fund, will: (i) solicit and receive orders for the purchase of Shares; (ii) accept or reject such orders on behalf of the Fund in accordance with the Fund's currently effective prospectus and transmit such orders as are accepted to the Fund's transfer agent as promptly as possible; (iii) receive requests for redemption and transmit such redemption requests to the Fund's transfer agent as promptly as possible; (iv) respond to inquiries from the Fund's shareholders concerning the status of their accounts with the Fund; (v) provide the Board, for their review, with quarterly reports required by Rule 12b-1; (vi) maintain such accounts, books and records as may be required by law or be deemed appropriate by the Board; and (vii) take all actions deemed necessary to carry into effect the distribution of the Shares.


         ISI Group has not undertaken to sell any specific number of Shares. The Distribution Agreement further provides that, in connection with the distribution of Shares, ISI Group will be responsible for all of its promotional expenses. The services of ISI Group to the Fund are not exclusive, and ISI Group shall not be liable to the Fund or its shareholders for any act or omission by ISI Group or any losses sustained by the Fund or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


         The Distribution Agreement may be terminated at any time upon 60 days' written notice by the Fund, without penalty, by the vote of a majority of the Independent Directors or by a vote of a majority of the Fund's outstanding Shares (as defined under "Capital Shares") or upon 60 days' written notice by the Distributor and shall automatically terminate in the event of an assignment. The ISI Distribution Agreement has an initial term of two years and will remain in effect from year to year provided that it is specifically approved (a) at least annually by the Board and (b) by the affirmative vote of a majority of the Independent Directors by votes cast in person at a meeting specifically called for such purpose. The Distribution Agreement, including the form of Agency Distribution Agreement (as described below), was most recently approved by the Board, including a majority of the Independent Directors, on September 25, 2002.

         ISI Group has entered into sub-distribution agreements ("Agency Distribution Agreements") with certain broker-dealers ("Participating Dealers") under which such broker-dealers have agreed to process investor purchase and redemption orders and respond to inquiries from shareholders concerning the status of their accounts and the operations of the Fund. Any Agency Distribution Agreement may be terminated in the same manner as the Distribution Agreement at any time and shall automatically terminate in the event of an assignment.

         In addition, the Fund may enter into Shareholder Servicing Agreements with certain financial institutions, such as certain banks, to act as Shareholder Servicing Agents, pursuant to which ISI Group will allocate a portion of its distribution fees as compensation for such financial institutions' ongoing shareholder services. The Fund may also enter into Shareholder Servicing Agreements pursuant to which the Distributor or the Fund's advisor or their respective affiliates will provide compensation out of their own resources. Such financial institutions may impose separate fees in connection with these services and investors should review the Prospectus and this SAI in conjunction with any such institution's fee schedule. State securities laws may require banks and financial institutions to register as dealers.

         As compensation for providing distribution and related administrative services as described above, the Fund will pay ISI Group, on a monthly basis, an annual fee, equal to 0.40% of the average daily net assets of the Shares. The Distributor expects to allocate up to all of its fees to Participating Dealers and Shareholder Servicing Agents.

         As compensation for providing distribution and shareholder services to the Fund for the period April 1, 2002 through October 31, 2002 and for the last three fiscal years, the Fund's distributor received fees in the following amounts:

     PERIOD ENDED
      OCTOBER 31,                     FISCAL YEARS ENDED MARCH 31,
          2002                   2002           2001                  2000
          ----                   ----           ----                  ----
        $560,748               $663,125       $342,957              $239,248

         Pursuant to Rule 12b-1 under the Investment Company Act, which provides that investment companies may pay distribution expenses, directly or indirectly, only pursuant to a plan adopted by the investment company's board of directors and approved by its shareholders, the Fund has adopted a Plan of Distribution for the Shares (the "Plan"). Under the Plan, the Fund pays a fee to ISI Group for distribution and other shareholder servicing assistance as set forth in the Distribution Agreement, and ISI Group is authorized to make payments out of its fees to Participating Dealers and to Shareholder Servicing Agents. Payments to Participating Dealers and Shareholder Servicing Agents, if applicable, may not exceed fees payable to ISI Group under the Plan. The Plan will remain in effect from year to year as specifically approved (a) at least annually by the Board and (b) by the affirmative vote of a majority of the Independent Directors, by votes cast in person at a meeting called for such purpose. The Plan was most recently approved by the Board, including a majority of the Independent Directors on September 25, 2002.

         In approving the Plan, the Directors concluded, in the exercise of reasonable business judgment, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan will be renewed only if the Directors make a similar determination in each subsequent year. The Plan may not be amended to increase materially the fee to be paid pursuant to the Distribution Agreement without the approval of the shareholders of the Fund.

The Plan may be terminated at any time, without penalty, by a vote of a majority of the Independent Directors or by a vote of a majority of the outstanding Shares.

         During the continuance of the Plan, the Board will be provided for their review, at least quarterly, a written report concerning the payments made under the Plan to ISI Group pursuant to the Distribution Agreement, to broker-dealers pursuant to any Agency Distribution Agreements and to Shareholder Servicing Agents pursuant to Shareholder Servicing Agreements. Such reports shall be made by the persons authorized to make such payments. In addition, during the continuance of the Plan, the selection and nomination of the Fund's Independent Directors shall be committed to the discretion of the Independent Directors then in office.

     Under the Plan, amounts allocated to Participating Dealers and Shareholder Servicing Agents may not exceed amounts payable to ISI Group, as appropriate, with respect to shares held by or on behalf of customers of such entities. Payments under the Plan are made as described above regardless of the distributor's actual cost of providing distribution services and may be used to pay such distributor's overhead expenses. If the cost of providing distribution services to the Fund in connection with the sale of the Shares is less than 0.40% of such Shares' average daily net assets for any period, the unexpended portion of the distribution fee may be retained by the distributor. The Plan does not provide for any charges to the Fund for excess amounts expended by the Distributor and, if the Plan is terminated in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Distribution Agreement terminates. In return for payments received pursuant to the Plans in the last three fiscal years, the Fund's distributors, as appropriate, paid the distribution-related expenses of the Fund including one or more of the following: advertising expenses; printing and mailing of prospectuses to other than current shareholders; compensation to dealers and sales personnel; and interest, carrying or other financing charges.

RECEIPT AND RETENTION OF COMMISSIONS

     For the period April 1, 2002 through October 31, 2002 and for the last three fiscal years, the Distributor received the following commissions, and from such commissions, the Distributor retained the following amounts:


        PERIOD ENDED                                  FISCAL YEARS ENDED MARCH 31,
      OCTOBER 31, 2002                   2002                      2001                     2000
      ----------------                   ----                      ----                     ----
    RECEIVED    RETAINED          RECEIVED   RETAINED      RECEIVED   RETAINED       RECEIVED      RETAINED
    --------    --------          --------   --------      --------   --------       --------      --------
   $1,215,000   $110,000         $2,788,329     $0         $558,694      $0          $344,845         $0


EXPENSES BORNE BY THE FUND

         Except as described elsewhere, the Fund pays or causes to be paid all organizational expenses and all continuing expenses of the Fund, including, without limitation: investment advisory, administration and distribution fees; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Fund; brokers' commissions, if any, chargeable to the Fund in connection with portfolio securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes, and corporate fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing Shares; all costs and expenses in connection with the maintenance of registration of the Fund and its Shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses of the Fund and supplements thereto to the shareholders; all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Independent Directors and Independent members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in Shares or in cash; charges and expenses of any outside service used for pricing of the Shares; fees and expenses of legal counsel or independent auditors, in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund's operation unless otherwise explicitly assumed by ISI, Forum or ISI Group.

         The address of ISI Group is 535 Madison Avenue, 30th Floor, New York, New York 10022.


PORTFOLIO TRANSACTIONS

         The Advisor is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates.

         Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to broker-dealers serving as market makers usually includes a mark-up over the bid to the broker-dealer based on the spread between the bid and asked price for the security. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter.


         The Advisor's primary consideration in effecting security transactions is to obtain, on an overall basis, the best net price and the most favorable execution of orders. To the extent that the execution and prices offered by more than one broker-dealer are comparable, the Advisor may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services that the Advisor deems to be beneficial to the Fund's investment program. Such research services supplement the Advisor's own research. Research services may include the following: statistical and background information on the U.S., Canadian and Mexican economy, industry groups and individual companies; forecasts and interpretations with respect to the U.S., Canadian and Mexican money markets; information on federal, state, local and political developments in the United States, Canada and Mexico; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; the providing of equipment used to communicate research information; and the providing of access to consultants who supply research information. Certain research services furnished by broker-dealers may be useful to the Advisor with clients other than the Fund. Similarly, any research services received by the Advisor through placement of portfolio transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund.


         No specific value can be determined for research and statistical services furnished without cost to the Advisor by a broker-dealer. The Advisor is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Advisor's research and analysis. Therefore, it may tend to benefit the Fund by improving the quality of the Advisor's investment advice.


         The Fund paid no brokerage commissions for the past three fiscal years.

         The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year.


REGULAR BROKER DEALER      TYPE OF SECURITY               VALUE HELD
----------------------------------------------------------------------
Goldman Sachs              Repurchase Agreement           $31,403,000


CAPITAL SHARES


         Under the Fund's Articles of Incorporation, the Fund may issue Shares of its capital stock with a par value of $.001 per Share.


         The Fund's Articles of Incorporation provide for the establishment of separate series and separate classes of shares by the Directors at any time without shareholder approval. The Fund currently has one Series and one class of Shares. All shares of the Fund regardless of class have equal rights with respect to voting, except that with respect to any matter affecting the rights of the holders of a particular series or class, the holders of each series will vote separately. Any such series will be a separately managed portfolio and shareholders of each series will have an undivided interest in the net assets of that series. For tax purposes, the series will be treated as separate entities. Generally, each class of shares issued by a particular series will be identical to every other class, and expenses of the Fund (other than 12b-1 fees) are prorated between all classes of a series based upon the relative net assets of each class. Any matters affecting any class exclusively will be voted on by the holders of such class.

         Shareholders of the Fund do not have cumulative voting rights, and, therefore, the holders of more than 50% of the outstanding Shares voting together for election of Directors may elect all the members of the Board. In such event, the remaining holders cannot elect any members of the Board.


         The Fund's By-laws provide that any director of the Fund may be removed by the shareholders by a vote of a majority of the votes entitled to be cast for the election of Directors. A meeting to consider the removal of any Director or Directors of the Fund will be called by the Secretary of the Fund upon the written request of the holders of at least one-tenth of the outstanding Shares of the Fund entitled to vote at such meeting.

         There are no preemptive, conversion or exchange rights applicable to any of the Shares. The Fund's issued and outstanding Shares are fully paid and non-assessable. In the event of liquidation or dissolution of the Fund, each Share is entitled to its portion of the Fund's assets (or the assets allocated to a separate series of Shares if there is more than one series) after all debts and expenses have been paid.


         As used in this SAI, the term "majority of the outstanding Shares" means the vote of the lesser of (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the outstanding Shares are present or represented by proxy, or (ii) more than 50% of the outstanding Shares.



SEMI-ANNUAL AND ANNUAL REPORTS

         The Fund furnishes shareholders with semi-annual reports and annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent auditors.



CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

         The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 ("Northern Trust") is custodian of the Fund's investments. As custodian, Northern Trust safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments.

         For its services, Northern Trust receives a fee that is structured in three components. It receives a base fee of $2,500, a fee for each Fund transaction that varies from $4 to $95 depending upon the type of transaction, and asset based fees, depending on the country of investment, as follows: 0.00035% of the market value of the Fund's assets invested in the U.S., 0.006% at the market value of the Fund's assets invested in Canada, and 0.016%of the market value of the Fund's assets invested in Mexico. Prior to May 27, 2002, Bankers Trust Company ("Bankers Trust") was the Fund's custodian. As compensation for providing these services, Bankers Trust received such compensation from the Fund as was agreed to from time to time by Bankers Trust and the Fund.

         Forum Shareholder Services, LLC (the "Transfer Agent") is the Fund's transfer agent. As transfer agent and distribution paying agent, the Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

         For its services, the Fund pays the Transfer Agent a base fee of $1000 per year plus certain shareholder account and Internet related fees. Such fees are paid monthly for services performed during the prior calendar month.

         The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.

         Prior to May 27, 2002, ICCC was the Fund's transfer and dividend disbursing agent. As compensation for these services, ICCC received up to $17.22 per account per year plus reimbursement for out-of-pocket expenses incurred in connection therewith.

         Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. These services include calculating the net asset value ("NAV") per share of the Fund and preparing the Fund's financial statements and tax returns.

         For its services, the Fund pays FAcS a base fee of $4,167 per month plus 0.0025% of the Fund's daily net assets. The fees are paid monthly for services performed during the prior calendar month.

         As compensation for providing accounting services for the period May 27, 2002 through October 31, 2002, FAcS received fees of $30,410.

         FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is liable only for loss or damage due to errors caused by bad faith, gross negligence or willful misconduct in the performance of its obligations and duties under the agreement.

         Prior to May 27, 2002, ICCC provided accounting services to the Fund. As compensation for these services, the Fund paid ICCC an annual fee, calculated daily and paid monthly, as shown below.


         AVERAGE NET ASSETS            INCREMENTAL ANNUAL ACCOUNTING FEE
         ------------------            ---------------------------------
$0 -                  $    10,000,000               $25,000
$10,000,001    -      $    25,000,000                .080%
$25,000,001    -      $    50,000,000                .060%
$50,000,001    -      $    75,000,000                .040%
$75,000,001    -      $   100,000,000                .035%
$100,000,001   -      $   500,000,000                .017%
$500,000,001   -      $1,000,000,000                 .006%
over $1,000,000,000                                  .002%

         As compensation for providing accounting services for the fiscal year ended March 31, 2002, ICCC received fees of $81,934. As compensation for providing accounting services for the fiscal year ended March 31, 2001, ICCC received fees of $65,356.

        In addition, the Fund reimbursed ICCC for certain out-of-pocket expenses incurred in connection with ICCC's provision of accounting services.



INDEPENDENT AUDITORS

         The independent auditors for the Fund are Ernst & Young LLP, located at Two Commerce Square, Philadelphia, PA 19103.

LEGAL MATTERS

         Kramer Levin Naftalis & Frankel LLP serves as counsel to the Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         To Fund management's knowledge, no persons held beneficially or of record 5% or more of the Fund's outstanding shares, as of February 6, 2003.


         As of such date, Directors and officers as a group owned less than 1% of the Fund's total outstanding Shares.


PERFORMANCE AND YIELD COMPUTATIONS

         For purposes of quoting and comparing the performance of the Fund to that of other open-end non-diversified management investment companies and to stock or other relevant indices in advertisements or in certain reports to shareholders, performance generally will be stated both in terms of total return and in terms of yield. However, the Fund may also from time to time state the performance of the Fund solely in terms of total return.

TOTAL RETURN CALCULATION (BEFORE TAXES)


         The total return before taxes using a formula prescribed by the SEC:


         P (1 + T)n = ERV

         Where:   P        = a hypothetical initial payment of $1,000

                  T        = average annual total return

                  n        = number of years (1-, 5- or 10-)

                  ERV      = ending  redeemable value at the end of the
                             1-, 5- or 10- year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods.

         The calculation for average annual total returns before taxes is made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date,
(2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. "T" in the formula above is calculated by finding the average annual compounded rate of return over the period that would equate an assumed initial payment of $1,000 to the ending redeemable value. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1-, 5- and 10-year periods or a shorter period dating from the effectiveness of the Fund's registration statement.


         Calculated according to SEC rules, which includes the maximum sales load, the ending redeemable value and average annual total return before taxes of a hypothetical $1,000 payment for the periods ended October 31, 2002 were as follows:

                                                                                     SINCE INCEPTION ON
      ONE-YEAR PERIOD ENDED               FIVE-YEAR PERIOD ENDED                  JANUARY 15, 1993 THROUGH
      ----------------------              -----------------------                 ------------------------
         OCTOBER 31, 2002                     OCTOBER 31, 2002                        OCTOBER 31, 2002
         ----------------                     ----------------                        ----------------
        ENDING                             ENDING                                   ENDING
      REDEEMABLE      TOTAL              REDEEMABLE     AVERAGE ANNUAL            REDEEMABLE      AVERAGE ANNUAL
        VALUE         RETURN                VALUE        TOTAL RETURN               VALUE         TOTAL RETURN
        -----         ------                -----        ------------               -----         ------------
        $1,010         1.08%               $1,393            6.86%                  $1,805            6.22%



         The Fund may also from time to time include in such advertising total return figures that are not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., the Fund calculates its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. For this alternative computation, the Fund assumes that the $10,000 invested in Shares is net of all sales charges (as distinguished from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in Shares). The Fund will, however, disclose the maximum sales charges and will also disclose that the performance data do not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

         Average annual total return after taxes on distributions is calculated using a formula prescribed by the SEC. A Fund computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

         Average annual total return after taxes on distributions is calculated according to the following formula:

         P (1 + T)n  =  ATV[D]

         Where:
                  P =        hypothetical initial payment of $1,000;
                  T =        average  annual total  return  (after taxes on
                             distributions);
                  n =        period covered by the  computation,  expressed
                             in  years.
             ATV[D] =        ending  value of a  hypothetical  $1,000  payment
                             made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

         The calculation for average annual total returns after taxes on distributions is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable "ATV[D]" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. For this calculation, the Fund assumes that the redemption has no tax consequences.

         The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

     The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities
(e.g., state and local taxes); the effect of phase-outs of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND
SHARES)

         The Fund, when advertising average annual total return after taxes on distributions and sale of Fund shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment.

         Average annual total return, after taxes on distributions and sale of Fund shares, is calculated according to the following formula:

         P (1 + T)n  =  ATV[DR]

         Where:

              P  =          hypothetical initial payment of $1,000;
              T  =          average annual total return (after taxes on
                            distributions and sale of  Fund shares);
              n  =          period covered by the computation, expressed in
                            years.
              ATV[DR] =     ending value of a hypothetical $1,000 payment made
                            at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and sale of Fund shares.

         The calculation for average annual total returns after taxes on distributions and sale of Fund shares is made assuming that (1) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

         The Fund calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions).'

         The ending redeemable value (variable "ATV[DR]" in the formula) is determined by assuming complete redemption of the hypothetical investment, by deducting all nonrecurring and capital gains taxes resulting from the redemption and by adding any tax benefit, in each case at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

         The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

         The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.



                             AS OF OCTOBER 31, 2002

                                            1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
RETURN BEFORE TAXES                          1.08%     6.86%        6.22%
RETURN AFTER TAXES ON DISTRIBUTIONS         -1.59%     3.79%        3.70%
RETURN AFTER TAXES ON DISTRIBUTIONS AND      0.64%     4.12%        4.05%
     SALE OF FUND SHARES


YIELD CALCULATIONS


         The yield based on the 30-day period ended OCTOBER 31, 2002 was 3.30% and was computed in the manner described below. The yield of the Fund is calculated by dividing the net investment income per Share earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's yield calculations assume a maximum sales charge of 3.00% for the Shares. The Fund's net investment income per Share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.


         Except as noted below, for the purpose of determining net investment income earned during the period, interest earned on debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation based on the market value of the obligation

(including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, based on the purchase price (plus actual accrued interest), dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation may be reasonably expected to be called or, if none, the maturity date.

         Undeclared earned income will be subtracted from the net asset value per share. Undeclared earned income is net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         Yield is calculated according to the following formula:

                    a-b    6
        Yield = 2[( --- +1) -1]
                    cd


        Where:
               a    =    dividends and interest earned during the period
               b    =    expenses accrued for the period (net of reimbursements)
               c    =    the  average  daily  number of shares  outstanding
                         during the period that were entitled to receive
                         dividends
               d    =    the maximum offering price per share on the last day of
                         the period

TURNOVER RATE


         The Fund's annual portfolio turnover rate (the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the portfolio during the year, excluding U.S. Government securities and securities with maturities of one year or less) may vary from year to year, as well as within a year, depending on market conditions.

 The table below reflects the portfolio turnover rates as follows:

    APRIL 1,
      2002
    THROUGH
   OCTOBER  31                    FISCAL YEAR ENDED MARCH 31,
      2002,               2002              2001               2000
      -----               ----              ----               ----
       95%                136%              89%                32%

FINANCIAL STATEMENTS


         The financial statements for the Fund for the year ended October 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated October, 2002.

                                   APPENDIX A

                        BOND AND COMMERCIAL PAPER RATINGS

STANDARD & POOR'S BOND RATING

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

         Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and principal is extremely strong.

         Debt rated "AA" has a very strong capacity to pay interest and principal and differs from the highest rated issues only in small degree.

         Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay rincipal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated "BB", has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

         Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

         The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating. The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

         The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating "CI" is reserved for income bonds on which no interest is being paid.

         Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S BOND RATINGS

         Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than Aaa securities.

         Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Bonds rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Bonds  rated  B  generally  lack   characteristics   of  the  desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers 1, 2 and 3 to indicate relative degree of safety.

         The designation A-1+ indicates there is an "overwhelming degree" of safety with regard to the capacity for timely payment.

         The designation A-1 indicates that the degree of safety regarding timely payment is strong.

         The designation A-2 indicates the capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         Issues carrying the A-3 designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         Issues rated "B" are regarded as having only speculative capacity for timely payment.

         The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment.

         An issue rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.
     -    High rates of return on funds employed.
     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     - Well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                                     PART C.
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Articles of Incorporation incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995.


   (2) Articles of Amendment incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995.

   (3) Articles Supplementary dated December 27, 1993 incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995.

   (4) Articles Supplementary dated July 21, 2001 incorporated by reference to Exhibit 99-(a)(4) to the Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-01-500560) on July 27, 2001.

   (5) Articles of Amendment to Articles of Incorporation dated April 5, 2002 (Exhibit filed herewith).

(b)       By-Laws,   as  amended  through   December  18,  2002  (Exhibit  filed
          herewith).


(c) Instruments Defining Rights of Security Holders incorporated by reference to Exhibit 1 (Articles of Incorporation), as amended, to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995, and Exhibit 2 (By-Laws), as amended, to Post-Effective No. 5 to such Registration Statement filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001363) on July 29, 1997.

(d)(1) Investment Advisory Agreement dated December 15, 1992 between Registrant and International Strategy & Investment Inc. incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995.


   (2) Expense Limitation Agreement dated August 1, 2002 between Registrant and International Strategy & Investment Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 12 via EDGAR on July 31, 2002, accession number 0001004402-02-000314).


(e)(1) Distribution Agreement dated April 1, 1997, between Registrant and International Strategy & Investment Group, Inc. incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001363) on July 29, 1997.

   (2) Form of Agency Distribution Agreement between International Strategy & Investment Group, Inc. and Participating Broker-Dealers incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001363) on July 29, 1997.

   (3)    Form  of  Shareholder   Servicing  Agreement  between  Registrant  and
          Shareholder  Servicing  Agents  incorporated  by  reference to Exhibit
          (6)(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001363) on July 29, 1997.

(f)       None.


(g) Custodian Agreement between Registrant and The Northern Trust Company, effective May 25, 2002 (Exhibit incorporated by reference as filed as Exhibit (g) in post-effective amendment No. 12 via EDGAR on July 31, 2002, accession number 0001004402-02-000314).

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC (Exhibit incorporated by reference as filed as Exhibit
          (h)(1) in post-effective amendment No. 12 via EDGAR on July 31, 2002, accession number 0001004402-02-000314).

   (2) Transfer Agency Agreement between Registrant and Forum Shareholder Services, LLC (Exhibit incorporated by reference as filed as Exhibit
          (h)(2) in post-effective amendment No. 12 via EDGAR on July 31, 2002, accession number 0001004402-02-000314).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC (Exhibit incorporated by reference as filed as Exhibit
          (h)(3) in post-effective amendment No. 12 via EDGAR on July 31, 2002, accession number 0001004402-02-000314).


(i) Opinion of Counsel incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-99-00124) on June 6, 1999.


(j)(1)    Consent of Ernst & Young LLP (Exhibit filed herewith).

   (2)    Consent of Independent Auditors (Exhibit filed herewith).


(k)       None.

(l) Subscription Agreement re: initial $100,000 capital incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-95-000311) on July 26, 1995.

(m) Distribution Plan incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-97-001363) on July 29, 1997.

(n)       Not applicable.

(o)       Not applicable.

(p)(1)    ISI Funds  Consolidated  Code of Ethics,  incorporated by reference to
          Exhibit 99-(a)(4) to the Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-01-500560) on July 27, 2001.


   (2) International Strategy & Investment, Inc. Code of Ethics, incorporated by reference to Exhibit 99-(a)(4) to the Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR (Accession No. 950116-01-500560) on July 27, 2001.

   (3) International Strategy & Investment Group, Inc. Consolidated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (Registration No. 33-53598), filed with the Securities and Exchange Commission via EDGAR on June 23, 2000.

Other Exhibits:

(A) Powers of Attorney (Exhibit incorporated by reference as filed as Exhibit (q) in post-effective amendment No. 12 via EDGAR on July 27, 2001, accession number 0000950116-01-500560).

(B)       Powers of Attorney for W. Murray Jacques (Exhibit filed herewith).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

None.

ITEM 25. INDEMNIFICATION


State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Sections  1,  2,  3  and  4  of  Article  VIII  of   Registrant's   Articles  of
Incorporation, included as Exhibit (a) to this Registration Statement and incorporated herein by reference, provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article VIII shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article VIII are to such law as from time to time amended. No further amendment to the Charter of the Corporation shall decrease, but may expand, any right of any person under this Article VIII based on any event, omission or proceeding prior to such amendment.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. In the absence of a determination by a court of competent jurisdiction, the determinations that indemnification against such liabilities is proper, and advances can be made, are made by a majority of a quorum of the disinterested, non-party directors of the Fund, or an independent legal counsel in a written opinion, based on review of readily available facts.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

During  the past two  fiscal  years:  Edward  S.  Hyman,  Jr.,  Chairman  of the
Investment Advisor, served as Chairman, and a President of International Strategy & Investment Group Inc., the distributor for the Fund's Total Return U.S. Treasury Fund Shares; R. Alan Medaugh, President of the Investment Advisor, served as a Director of International Strategy & Investment Group Inc.; Nancy Lazar, Executive Vice President and Secretary of the Investment Advisor, served as Executive Vice President, Assistant Treasurer and a Secretary of International Strategy & Investment Group, Inc.; and Stephen Killorin, Executive Managing Director and Chief Financial Officer of the Investment Advisor, served as Executive Managing Director and Chief Financial Officer of International Strategy & Investment Group Inc.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment advisor.

International Strategy & Investment Group, Inc. acts as distributor for ISI Total Return U.S. Treasury Fund Shares (a class of Total Return U.S. Treasury Fund, Inc.), ISI Managed Municipal Fund Shares (a class of Managed Municipal Fund, Inc.) and ISI Strategy Fund Shares (a class of ISI Strategy Fund, Inc.).


(b) Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to Item 20.

Name and Principal Business Address*        Position with Principal Underwriter    Position with Registrant
............................................ ...................................... .....................................
Edward S. Hyman                             Chairman, and President                Chairman and Director
............................................ ...................................... .....................................
R. Alan Medaugh                             Director                               President
............................................ ...................................... .....................................
Nancy Lazar                                 Executive Vice President, Assistant    Vice President
                                            Treasurer, Secretary and Director
............................................ ...................................... .....................................
Steve Killorin                              Executive Managing Director and        Vice President
                                            Chief Financial Officer
.........................................................................................................................
* 535 Madison Avenue, 30th Floor New York, New York 10022


(c) ______ Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act [15 U.S.C. 80a-30(a)] and the rules under that section.

International Strategy & Investment Inc., 535 Madison Avenue, 30th Floor, New York, New York 10022, maintains physical possession of each such account, book or other document of the Fund, except for those maintained by the Registrant's custodian, The Northern Trust Company, 50 LaSalle Street, Chicago, IL 60675, or by the Registrant's administrator, transfer agent, dividend disbursing agent and accounting services provider, all affiliates of Forum Financial Group, LLC, Two Portland Square, Portland, ME 04101 ("Forum").

In particular, with respect to the records required by Rule 31a-1(b)(1), ISI and FAcS each maintains physical possession of all journals containing itemized daily records of all purchases and sales of securities, including sales and redemptions of Fund securities, and Northern Trust Company maintains physical possession of all receipts and deliveries of securities (including certificate numbers if such detail is not recorded by the custodian or transfer agent), all receipts and disbursements of cash, and all other debts and credits.

ITEM 29. MANAGEMENT SERVICES

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

None.

ITEM 30. UNDERTAKINGS


Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

Not applicable.

                                 SIGNATURE PAGE


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, and State of Maryland, on February 28, 2003.


                                       NORTH AMERICAN GOVERNMENT BOND FUND, INC.

                                       By: /S/ EDWARD J. VEILLEUX *
                                           ------------------------
                                           R. Alan Medaugh
                                           President


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
Edward S. Hyman            Date
Chairman and Director

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
Joseph R. Hardiman                  Date
Director

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
Louis E. Levy                       Date
Director

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
W. Murray Jacques                   Date
Director

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
Carl W. Vogt, Esq.                  Date
Director

*/S/ EDWARD J. VEILLEUX             FEBRUARY 28, 2003
-----------------------             -----------------
R. Alan Medaugh                     Date
President

/S/ STACEY E. HONG                  FEBRUARY 28, 2003
------------------                  -----------------
Stacey E. Hong                      Date
Treasurer

By: /S/ EDWARD J. VEILLEUX
    ----------------------
Edward J. Veilleux
Attorney-In-Fact*

* By Power of Attorney

RESOLVED,  that Edward J. Veilleux,  Stacey E. Hong,  Dawn L. Taylor,  Thomas G.
               Sheehan and Nathan V. Gemmiti are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of TOTAL RETURN U.S. TREASURY FUND, INC., MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC. and ISI STRATEGY FUND, INC. on behalf of each Fund's President pursuant to a properly executed power of attorney.

RESOLVED,  that Edward J. Veilleux,  Stacey E. Hong,  Dawn L. Taylor,  Thomas G.
               Sheehan and Nathan V. Gemmiti are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of TOTAL RETURN U.S. TREASURY FUND, INC., MANAGED MUNICIPAL FUND, INC., NORTH AMERICAN GOVERNMENT BOND FUND, INC. and ISI STRATEGY FUND INC. on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.

                                INDEX TO EXHIBITS

(a)(5)  Articles of Amendment to Articles of Incorporation.

(b)     By-Laws.

(i)(2) Consent of Counsel.

(j)    Consent of Ernst & Young LLP.

Other Exhibit   Powers of Attorney for W. Murray Jacques.